UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 12/31

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Date of reporting period: 12/31/20

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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two annual reports to shareholders for the period ended December 31, 2020. The first report applies to the John Hancock Retirement Income 2040 Fund and the second report applies to John Hancock Multimanager Lifestyle Portfolios which includes 5 of the Registrant's Funds.

John Hancock
Retirement Income 2040 Fund
Annual report 12/31/2020

A message to shareholders
Dear shareholder,
Financial assets produced robust, broad-based returns, with both stocks and bonds finishing the 12 months ended December 31, 2020, firmly in positive territory.
The year began with pronounced weakness for most higher-risk assets, as the spread of COVID-19 caused investors to slash their estimates for economic growth and corporate earnings. Global markets started to recover in late March once world central banks and governments responded to the nascent crisis with massive monetary and fiscal stimulus. The ensuing rally lasted through year end, propelling the leading indexes to record highs.
Bonds also faced challenges in early 2020, during which U.S. Treasuries were among the few areas to post a meaningful gain. As investors regained confidence, credit-oriented and non-U.S. investments gradually rebounded to finish the year with healthy total returns. However, the COVID-19 crisis continues. Despite the early success of the vaccines, lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Income 2040 Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
17	Financial statements
20	Financial highlights
21	Notes to financial statements
26	Report of independent registered public accounting firm
27	Tax information
28	Trustees and Officers
32	More information
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Bonds and stocks both generated strong returns
Despite a large first-quarter sell-off related to COVID-19, the markets recovered to close the year with sizable gains.
The fund posted a positive total return and outperformed the Bloomberg Barclays U.S. Aggregate Bond Index
The robust absolute return in bonds, as well as an allocation to equities, helped the fund's performance.
The fund paid four equal distributions in 2020
The fund raised its distribution slightly in March 2020, and the payout remained the same thereafter.
PORTFOLIO COMPOSITION AS OF 12/31/2020 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

QUALITY COMPOSITION AS OF 12/31/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-20 and do not reflect subsequent downgrades or upgrades, if any.
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Manager’s discussion of fund performance
How did the financial markets perform during the 12 months ended December 31, 2020?
Financial assets produced robust, broad-based returns in 2020, with both stocks and bonds finishing firmly in positive territory. The year began with pronounced weakness for most higher-risk investment categories, as the spread of COVID-19 caused analysts to slash their estimates for economic growth and corporate earnings. Markets started to recover in late March after world central banks and governments responded to the nascent crisis with massive monetary and fiscal stimulus. Investors, seeing the potential for these actions to help bridge the gap until the virus was contained, bid up asset prices across the board. The ensuing rally lasted through year end, propelling the leading equity indexes to record highs.
Bonds also faced challenges in early 2020, but U.S. Treasuries were among the few areas to post a positive return, thanks to the flight to quality brought about by COVID-19. Treasuries subsequently held on to the gains due to confidence that the U.S. Federal Reserve would maintain its near-zero interest-rate policy indefinitely. Credit-oriented investments, after selling off in the first calendar quarter, gradually rebounded to finish the year with healthy total returns.
How did the fund perform in this environment?
The fund outpaced its fixed-income benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The relative strength was partially the result of the fund’s allocation to equities, which stood at 10.8% of assets as of period end. We invest the fund in stocks through a position in John Hancock Funds II Strategic Equity Allocation Fund, which emphasizes domestic large-cap companies.
The fund further benefited from the relative strength of its fixed-income portfolio. The largest driver of the portfolio’s outperformance was its longer duration (higher interest-rate sensitivity) versus the benchmark, which aided results at a time in which longer-term bonds outperformed. The longer duration of the fixed-income portfolio reflects the structure of the income stream we want to pay from the fund, rather than an active call on the direction of interest rates. An overweight in corporate bonds, which is also a function of the fund’s broader objectives, also helped performance.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

Can you review your investment strategy?
The fund seeks to provide consistent payments with the potential to increase these payments through a combination of investment returns and the return of investor capital. It’s important to note that this strategy isn't designed to outperform a specific benchmark over any given 12-month interval; instead, we strive to construct a portfolio that's consistent with the fund’s income requirements.
The bond portfolio is invested in a diversified mix of U.S. Treasuries and highly rated investment-grade corporate issues. We use a low-turnover approach, as our goal is to buy securities and hold them until they mature. The portfolio held 50.3% of its assets in U.S. Treasuries at period end, with the remainder allocated to the higher-rated credit tiers in the corporate space.
MANAGED BY

Sonia Chatigny, MSc, CFA
Jean-Francois Giroux, MSc, FRM, CFA
Serge Lapierre, BSc, FCIA, FSA
Nadia Live, MScA, CFA
Nicholas Scipio del Campo, BSc, MSc, CFA
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2020

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since inception (7-6-17)	Since inception (7-6-17)
Class R6[1]	10.45	7.21	27.49
Index†	7.51	4.97	18.47
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class R6
Gross (%)	0.97
Net (%)	0.49
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Bloomberg Barclays U.S. Aggregate Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	7

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Income 2040 Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectus.
8	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2020, with the same investment held until December 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on July 1, 2020, with the same investment held until December 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio
Class R6	Actual expenses/actual returns	$1,000.00	$1,031.20	$1.94	0.38%
	Hypothetical example	1,000.00	1,023.20	1.93	0.38%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
10	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Fund’s investments
AS OF 12-31-20
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 50.3%				$13,415,073
(Cost $12,233,625)
U.S. Government 50.3%				13,415,073
U.S. Treasury
Bond	3.500	02-15-39	494,000	669,949
Bond	3.875	08-15-40	225,000	322,014
Bond	4.250	05-15-39	330,000	489,096
Bond	4.250	11-15-40	180,000	269,986
Bond	4.375	02-15-38	336,000	498,934
Bond	4.375	11-15-39	555,000	838,202
Bond	4.500	02-15-36	990,000	1,451,549
Bond	4.500	05-15-38	660,000	995,595
Bond	4.625	02-15-40	515,000	801,791
Bond	4.750	02-15-37	545,000	829,954
Bond	5.000	05-15-37	430,000	673,236
Bond	5.250	02-15-29	175,000	237,111
Bond	5.375	02-15-31	775,000	1,113,487
Bond	5.500	08-15-28	275,000	373,184
Bond	6.125	08-15-29	25,000	36,215
Bond	6.250	05-15-30	6,000	8,938
Bond	6.500	11-15-26	70,000	94,407
Bond	6.625	02-15-27	260,000	356,200
Bond	8.125	08-15-21	141,000	147,962
Note	0.125	07-15-23	16,000	15,991
Note	0.500	03-31-25	70,000	70,634
Note	0.625	08-15-30	175,000	170,516
Note	1.625	12-31-21	200,000	203,000
Note	1.625	08-15-29	145,000	155,025
Note	1.750	12-31-26	65,000	69,829
Note	1.750	11-15-29	120,000	129,614
Note	1.875	06-30-26	185,000	199,569
Note	2.000	10-31-22	70,000	72,390
Note	2.000	02-15-25	320,000	342,563
Note	2.250	02-15-21	45,000	45,108
Note	2.250	12-31-23	450,000	478,037
Note	2.250	03-31-26	45,000	49,342
Note	2.250	11-15-27	135,000	149,839
Note	2.375	03-15-21	45,000	45,195
Note	2.500	02-28-21	45,000	45,161
Note	2.500	02-15-22	75,000	76,995
Note	2.625	02-15-29	180,000	206,529
Note	2.750	08-15-21	50,000	50,816
Note	2.750	02-15-24	330,000	356,426
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	2.750	02-15-28	125,000	$143,281
Note	2.875	11-30-25	50,000	56,127

Note	2.875	05-15-28	65,000	75,276
Corporate bonds 37.8%				$10,091,503
(Cost $8,565,170)
Communication services 5.9%				1,589,124
Diversified telecommunication services 3.0%
AT&T, Inc. (A)	2.550	12-01-33	97,000	99,743
AT&T, Inc.	4.500	05-15-35	90,000	109,132
AT&T, Inc.	5.350	09-01-40	50,000	65,437
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	84,185
T-Mobile USA, Inc. (A)	3.000	02-15-41	90,000	93,305
Verizon Communications, Inc.	4.400	11-01-34	80,000	99,765
Verizon Communications, Inc.	4.500	08-10-33	115,000	144,886
Verizon Communications, Inc.	5.250	03-16-37	75,000	102,239
Entertainment 0.3%
Activision Blizzard, Inc.	1.350	09-15-30	90,000	88,358
Media 2.6%
Charter Communications Operating LLC	5.375	04-01-38	75,000	93,661
Charter Communications Operating LLC	6.384	10-23-35	80,000	109,530
Comcast Corp.	4.250	01-15-33	130,000	163,084
Comcast Corp.	6.500	11-15-35	55,000	84,949
Comcast Corp.	7.050	03-15-33	75,000	115,113
ViacomCBS, Inc.	5.500	05-15-33	105,000	135,737
Consumer discretionary 2.0%				537,107
Auto components 0.3%
Magna International, Inc.	2.450	06-15-30	65,000	69,881
Automobiles 0.3%
General Motors Company	6.600	04-01-36	55,000	75,213
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	90,442
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	68,558
eBay, Inc.	3.450	08-01-24	70,000	76,454
Specialty retail 0.6%
Lowe's Companies, Inc.	5.000	04-15-40	60,000	81,489
O'Reilly Automotive, Inc.	1.750	03-15-31	75,000	75,070
Consumer staples 2.1%				553,415
Beverages 1.4%
Anheuser-Busch Companies LLC	4.700	02-01-36	85,000	107,815
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	60,298
12	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Beverages (continued)
Diageo Capital PLC	2.000	04-29-30	100,000	$104,223
PepsiCo, Inc.	1.625	05-01-30	100,000	102,577
Food and staples retailing 0.4%
Costco Wholesale Corp.	1.750	04-20-32	100,000	103,863
Household products 0.3%
The Procter & Gamble Company	3.550	03-25-40	60,000	74,639
Energy 4.2%				1,109,307
Oil, gas and consumable fuels 4.2%
BP Capital Markets America, Inc.	3.937	09-21-28	60,000	70,348
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	60,360
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	72,220
ConocoPhillips	5.900	10-15-32	80,000	109,194
Energy Transfer Operating LP	6.050	06-01-41	50,000	58,491
Energy Transfer Operating LP	7.500	07-01-38	45,000	59,760
EOG Resources, Inc.	3.900	04-01-35	85,000	99,665
Exxon Mobil Corp.	3.043	03-01-26	55,000	60,925
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	94,194
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	58,326
Shell International Finance BV	4.125	05-11-35	55,000	68,756
Suncor Energy, Inc.	5.950	05-15-35	50,000	64,700
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	65,728
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	103,802
Valero Energy Corp.	7.500	04-15-32	45,000	62,838
Financials 6.7%				1,802,189
Banks 3.3%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	124,633
Citigroup, Inc.	6.000	10-31-33	85,000	116,687
Citigroup, Inc.	6.625	06-15-32	80,000	113,289
HSBC Holdings PLC	7.625	05-17-32	75,000	109,418
JPMorgan Chase & Co.	5.500	10-15-40	80,000	117,484
JPMorgan Chase & Co.	6.400	05-15-38	60,000	92,826
U.S. Bancorp	2.950	07-15-22	70,000	72,736
Wells Fargo & Company	5.375	02-07-35	100,000	136,712
Capital markets 1.1%
Morgan Stanley	3.125	07-27-26	100,000	111,981
Morgan Stanley	7.250	04-01-32	70,000	107,910
S&P Global, Inc.	1.250	08-15-30	90,000	88,672
Insurance 2.0%
American International Group, Inc.	3.875	01-15-35	95,000	113,907
Lincoln National Corp.	3.800	03-01-28	50,000	57,819
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	6.500	12-15-32	50,000	$75,599
Prudential Financial, Inc.	3.905	12-07-47	63,000	75,695
The Progressive Corp.	2.450	01-15-27	110,000	119,031
The Travelers Companies, Inc.	6.750	06-20-36	60,000	94,191
Mortgage real estate investment trusts 0.3%
Regency Centers LP	3.700	06-15-30	65,000	73,599
Health care 3.7%				980,223
Biotechnology 1.3%
AbbVie, Inc.	4.500	05-14-35	60,000	75,332
AbbVie, Inc.	4.550	03-15-35	90,000	113,742
Biogen, Inc.	2.250	05-01-30	100,000	104,378
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	64,185
Health care providers and services 1.1%
CVS Health Corp.	4.780	03-25-38	100,000	126,187
CVS Health Corp.	4.875	07-20-35	65,000	84,185
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	80,383
Pharmaceuticals 1.3%
Johnson & Johnson	4.375	12-05-33	85,000	113,366
Merck & Company, Inc.	3.900	03-07-39	60,000	75,674
Pfizer, Inc.	3.400	05-15-24	55,000	60,431
Wyeth LLC	5.950	04-01-37	55,000	82,360
Industrials 4.3%				1,139,613
Aerospace and defense 1.4%
Lockheed Martin Corp.	4.500	05-15-36	60,000	78,967
Raytheon Technologies Corp.	4.450	11-16-38	50,000	62,969
Raytheon Technologies Corp.	5.700	04-15-40	65,000	95,029
The Boeing Company	2.950	02-01-30	60,000	62,066
The Boeing Company	3.600	05-01-34	80,000	84,401
Air freight and logistics 0.3%
FedEx Corp.	4.900	01-15-34	50,000	64,491
Industrial conglomerates 1.0%
General Electric Company	5.875	01-14-38	75,000	101,533
General Electric Company	6.750	03-15-32	70,000	98,087
General Electric Company	6.875	01-10-39	50,000	73,590
Road and rail 0.6%
Canadian Pacific Railway Company	2.050	03-05-30	95,000	99,765
CSX Corp.	6.000	10-01-36	45,000	66,066
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	72,055
GATX Corp.	4.000	06-30-30	80,000	94,494
14	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
International Lease Finance Corp.	8.625	01-15-22	80,000	$86,100
Information technology 2.9%				785,950
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	4.300	11-15-32	80,000	94,780
NVIDIA Corp.	2.850	04-01-30	65,000	73,082
Software 1.6%
Microsoft Corp.	2.525	06-01-50	22,000	23,153
Microsoft Corp.	3.500	02-12-35	65,000	79,982
Microsoft Corp.	4.100	02-06-37	38,000	49,814
Microsoft Corp.	4.200	11-03-35	55,000	72,159
Oracle Corp.	3.900	05-15-35	50,000	61,326
Oracle Corp.	4.300	07-08-34	110,000	139,122
Technology hardware, storage and peripherals 0.7%
Dell International LLC (A)	6.020	06-15-26	95,000	115,969
Seagate HDD Cayman	5.750	12-01-34	65,000	76,563
Materials 1.8%				485,512
Chemicals 0.5%
Linde, Inc.	3.200	01-30-26	45,000	50,389
The Dow Chemical Company	2.100	11-15-30	75,000	76,910
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	80,040
Metals and mining 0.7%
Newmont Corp.	2.250	10-01-30	70,000	73,628
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	72,984
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	45,000	50,783
Paper and forest products 0.3%
Georgia-Pacific LLC	8.875	05-15-31	50,000	80,778
Real estate 0.8%				213,193
Equity real estate investment trusts 0.8%
Crown Castle International Corp.	4.300	02-15-29	120,000	142,454
Duke Realty LP	1.750	07-01-30	70,000	70,739
Utilities 3.4%				895,870
Electric utilities 2.4%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	108,622
Florida Power & Light Company	5.950	02-01-38	60,000	89,899
MidAmerican Energy Company	5.750	11-01-35	70,000	102,248
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	64,012
PacifiCorp	5.250	06-15-35	55,000	76,127
Virginia Electric & Power Company	6.350	11-30-37	85,000	128,085
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Xcel Energy, Inc.	6.500	07-01-36	45,000	$67,520
Multi-utilities 1.0%
CenterPoint Energy, Inc.	4.250	11-01-28	50,000	59,217
Dominion Energy, Inc.	6.300	03-15-33	60,000	85,302
DTE Energy Company	6.375	04-15-33	80,000	114,838

	Shares	Value
Affiliated investment companies (B) 10.8%		$2,882,900
(Cost $2,385,167)
Equity 10.8%		2,882,900
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (C)	223,308	2,882,900

	Yield (%)	Shares	Value
Short-term investments 0.8%			$214,592
(Cost $214,592)
Short-term funds 0.8%			214,592
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0300(D)	214,592	214,592

Total investments (Cost $23,398,554) 99.7%	$26,604,068
Other assets and liabilities, net 0.3%	77,779
Total net assets 100.0%	$26,681,847

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
At 12-31-20, the aggregate cost of investments for federal income tax purposes was $24,125,031. Net unrealized appreciation aggregated to $2,479,037, of which $2,535,574 related to gross unrealized appreciation and $56,537 related to gross unrealized depreciation.
16	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 12-31-20

Assets
Unaffiliated investments, at value (Cost $21,013,387)	$23,721,168
Affiliated investments, at value (Cost $2,385,167)	2,882,900
Total investments, at value (Cost $23,398,554)	26,604,068
Interest receivable	205,261
Receivable for investments sold	135,749
Receivable from affiliates	566
Other assets	18,759
Total assets	26,964,403
Liabilities
Distributions payable	256,007
Payable to affiliates
Accounting and legal services fees	1,181
Transfer agent fees	266
Trustees' fees	55
Other liabilities and accrued expenses	25,047
Total liabilities	282,556
Net assets	$26,681,847
Net assets consist of
Paid-in capital	$24,438,588
Total distributable earnings (loss)	2,243,259
Net assets	$26,681,847

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class R6 ($26,681,847 ÷ 500,845 shares)	$53.27
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	17

STATEMENT OF OPERATIONS For the year ended 12-31-20

Investment income
Interest	$606,177
Dividends from affiliated investments	41,262
Total investment income	647,439
Expenses
Investment management fees	104,423
Accounting and legal services fees	4,023
Transfer agent fees	3,305
Trustees' fees	501
Custodian fees	36,157
State registration fees	25,113
Printing and postage	17,776
Professional fees	52,752
Other	9,426
Total expenses	253,476
Less expense reductions	(154,274)
Net expenses	99,202
Net investment income	548,237
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	341,063
Affiliated investments	(292,660)
Capital gain distributions received from affiliated investments	129,535
177,938
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,430,756
Affiliated investments	429,728
1,860,484
Net realized and unrealized gain	2,038,422
Increase in net assets from operations	$2,586,659
18	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 12-31-20	Year ended 12-31-19
Increase (decrease) in net assets
From operations
Net investment income	$548,237	$649,618
Net realized gain (loss)	177,938	(325,068)
Change in net unrealized appreciation (depreciation)	1,860,484	3,577,427
Increase in net assets resulting from operations	2,586,659	3,901,977
Distributions to shareholders
From earnings
Class R6	(738,766)	(1,443,064)
From tax return of capital
Class R6	(286,300)	—
Total distributions	(1,025,066)	(1,443,064)
From fund share transactions	74,234	(3,599,477)
Total increase (decrease)	1,635,827	(1,140,564)
Net assets
Beginning of year	25,046,020	26,186,584
End of year	$26,681,847	$25,046,020
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	19

Financial highlights
CLASS R6 SHARES Period ended	12-31-20	12-31-19	12-31-18	12-31-17[1]
Per share operating performance
Net asset value, beginning of period	$50.15	$45.97	$51.19	$50.00
Net investment income[2,3]	1.10	1.19	1.24	0.69
Net realized and unrealized gain (loss) on investments	4.07	5.70	(3.31)	1.56
Total from investment operations	5.17	6.89	(2.07)	2.25
Less distributions
From net investment income	(1.48)	(2.03)	(1.76)	(0.98)
From net realized gain	—	(0.68)	(1.39)	(0.08)
From tax return of capital	(0.57)	—	—	—
Total distributions	(2.05)	(2.71)	(3.15)	(1.06)
Net asset value, end of period	$53.27	$50.15	$45.97	$51.19
Total return (%)[4]	10.45	15.14	(4.08)	4.53[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$25	$26	$25
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.97	0.86	1.54	0.88[7]
Expenses including reductions[6]	0.38	0.38	0.36	0.34[7]
Net investment income[3]	2.10	2.43	2.53	2.29[7]
Portfolio turnover (%)	26	18	25	17

[1]	Period from 7-6-17 (commencement of operations) to 12-31-17.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
[7]	Annualized. Certain income and expenses are presented unannualized.
20	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Retirement Income 2040 Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
The fund operates in part as a fund of funds and may invest in other funds for which the fund’s investment advisor or an affiliate serves as investment advisor, as well as funds advised by an entity that is not affiliated with the fund’s investment advisor (collectively, “Underlying Funds”). Class R6 shares are only available to certain retirement plans, institutions and other investors.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	21

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$13,415,073	—	$13,415,073	—
Corporate bonds	10,091,503	—	10,091,503	—
Affiliated investment companies	2,882,900	$2,882,900	—	—
Short-term investments	214,592	214,592	—	—
Total investments in securities	$26,604,068	$3,097,492	$23,506,576	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations
22	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT

and is reflected in Other expenses on the Statement of operations. For the year ended December 31, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the year ended December 31, 2020 were $4,323.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, the fund has a short-term capital loss carryforward of $56,408 and a long-term capital loss carryforward of $179,369 available to offset future net realized capital gains. This carryforward does not expire.
As of December 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended December 31, 2020 and 2019 was as follows:
	December 31, 2020	December 31, 2019
Ordinary income	$738,766	$833,475
Long-term capital gains	—	609,589
Return of capital	286,300	—
Total	$1,025,066	$1,443,064
As of December 31, 2020, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	23

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of a) 0.40% of the first $7.5 billion of average net assets and b) 0.39% of the excess over $7.5 billion of average net assets. Prior to July 1, 2020, the fund paid a daily management fee of 0.40% on the average daily net assets of the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (North America) Limited, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
To the extent that expenses of Class R6 shares exceed 0.38% of average net assets attributable to the class (“expense limitation”), the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. For purposes of this agreement,“expenses of Class R6 shares” means all expenses of the class (including fund expenses attributable to the class), excluding taxes; portfolio brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; acquired fund fees (underlying fund fees); borrowing costs; prime brokerage fees; and short dividend expense. The expense limitation expires on April 30, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $154,274 for the year ended December 31, 2020.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2020, were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended December 31, 2020, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
24	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended December 31, 2020 and 2019 were as follows:
	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	2,378	$124,454	3,320	$159,074
Distributions reinvested	20	1,037	8,765	439,878
Repurchased	(950)	(51,257)	(82,385)	(4,198,429)
Net increase (decrease)	1,448	$74,234	(70,300)	$(3,599,477)
Total net increase (decrease)	1,448	$74,234	(70,300)	$(3,599,477)
Affiliates of the fund owned 100% of shares of Class R6 on December 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $2,794,367 and $3,763,123, respectively, for the year ended December 31, 2020. Purchases and sales of U.S. Treasury obligations aggregated $4,002,994 and $3,114,405, respectively, for the year ended December 31, 2020.
Note 7—Investment in affiliated underlying funds
The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets. At December 31, 2020, the fund did not hold 5% or more of the net assets of the underlying fund.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	223,308	$4,853,492	$365,684	$(2,473,344)	$(292,660)	$429,728	$41,262	$129,535	$2,882,900
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Retirement Income 2040 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Retirement Income 2040 Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2020 and for the period July 6, 2017 (commencement of operations) through December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the three years in the period ended December 31, 2020 and for the period July 6, 2017 (commencement of operations) through December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
26	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended December 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	27

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	196
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2005	196
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	196
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	196
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2012	196
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2008	196
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
28	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	196
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
James M. Oates,[2] Born: 1946	2005	196
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.
Steven R. Pruchansky, Born: 1944	2012	196
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	196
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	29

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	196
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer,Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	196
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	196
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
30	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited
Portfolio Managers
Sonia Chatigny, MSc, CFA
Jean-François Giroux, MSc, FRM, CFA
Serge Lapierre, BSc, FCIA, FSA
Nadia Live, MScA, CFA
Nicholas Scipio del Campo, BSc, MSc, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
Value Equity
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services,LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds,LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management
A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC   ■   Member FINRA, SIPC
200 Berkeley Street   ■   Boston, MA 02116-5010   ■   800-225-5291   ■   jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1469868	621A 12/20
2/2021

Dear shareholder,

Financial assets produced robust, broad-based returns, with both stocks and bonds finishing the 12 months ended December 31, 2020, firmly in positive territory.

The year began with pronounced weakness for most higher-risk assets, as the spread of COVID-19 caused investors to slash their estimates for economic growth and corporate earnings. Global markets started to recover in late March once world central banks and governments responded to the nascent crisis with massive monetary and fiscal stimulus. The ensuing rally lasted through year end, propelling the leading indexes to record highs.

Bonds also faced challenges in early 2020, during which U.S. Treasuries were among the few areas to post a meaningful gain. As investors regained confidence, credit-oriented and non-U.S. investments gradually rebounded to finish the year with healthy total returns. However, the COVID-19 crisis continues. Despite the early success of the vaccines, lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Multimanager Lifestyle Portfolios

2	Multimanager Lifestyle Portfolios at a glance

5	Manager’s discussion of portfolio performance

7	Multimanager Lifestyle Aggressive Portfolio

8	Multimanager Lifestyle Growth Portfolio

9	Multimanager Lifestyle Balanced Portfolio

10	Multimanager Lifestyle Moderate Portfolio

11	Multimanager Lifestyle Conservative Portfolio

12	Your expenses

15	Portfolios’ investments

21	Financial statements

26	Financial highlights

34	Notes to financial statements

60	Report of independent registered public accounting firm

61	Tax information

62	Trustees and officers

65	More information

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   1

Multimanager Lifestyle Portfolios at a glance

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stocks rallied during the year

Global equities recovered from a sharp first-quarter sell-off thanks to the combination of aggressive monetary and fiscal stimulus.

Bonds also generated solid gains

The U.S. Federal Reserve’s commitment to maintaining its policy of ultra-low interest rates was a tailwind for the fixed income market.

The portfolios produced robust returns

All of the portfolios gained for the period, and three of the five outperformed their respective blended benchmarks.

PORTFOLIO ALLOCATION AS OF 12/31/2020 (%)

2   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020 (%)

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   3

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020 (%)

Lifestyle Aggressive Blended Index is composed of 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Lifestyle Growth Blended Index is composed of 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America U.S. High Yield Master II Index.

Lifestyle Balanced Blended Index is composed of 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America U.S. High Yield Master II Index.

Lifestyle Moderate Blended Index is composed of 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America U.S. High Yield Master II Index.

Lifestyle Conservative Blended Index is composed of 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.

4   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Manager’s discussion of portfolio performance

Can you describe investment conditions during the 12 months ended December 31, 2020?

While 2020 was a tumultuous time for the financial markets due to the emergence of COVID-19, most major asset categories posted sizable gains. After a benign start to the year, the investment picture abruptly deteriorated mid-way through the first quarter once the spread of COVID-19 prompted governments to shut down large portions of their economies in an effort to contain the virus. Stocks and higher-risk segments of the bond market experienced a rapid downturn as a result, while U.S. Treasuries staged an impressive rally.

The backdrop changed for the better in late March, thanks to enormous stimulus programs put into place by world governments and central banks. Stocks and credit-sensitive fixed-income investments recovered quickly on hopes these efforts would help bridge the economy to the point where the virus would dissipate. The rally continued through the summer in response to improving economic data, the gradual re-opening of businesses, and better-than-expected corporate profits.

The positive environment gave way to a more cautious tone in September and October due to a revival in the coronavirus and uncertainty in the lead-up to the U.S. elections. However, both issues moved into the background in November following the conclusion of the election and the approval for multiple vaccines for COVID-19. These developments led to a substantial increase in investors’ appetite for risk, sparking a broad-based rally that lasted through year-end.

Stocks produced impressive gains for the full year, with the growth style outpacing value, large caps outperforming small caps, and the United States exceeding the returns of the developed and emerging international markets. U.S. Treasuries performed very well in the first quarter amid expectations for slowing growth and investors’ flight to safe havens. Once sentiment started to improve, investment-grade and high-yield corporate bonds assumed leadership and ultimately recovered their earlier losses to record healthy gains for the full year.

What elements of the portfolios’ positioning helped and hurt results?

The portfolios’ underlying managers delivered strong performance versus their respective benchmarks in 2020, indicating that their active approach added meaningful value. The mid-cap growth managers generated the best relative performance, followed by the developed-market international growth and emerging-market managers. The real-asset and dedicated sector managers also contributed to returns in the more equity-heavy portfolios. Fixed income manager performance was as further plus, particularly in the Conservative and Moderate portfolios. The multi-sector income and intermediate-term bond strategies accounted for the majority of the return advantage in this area.

Asset allocation detracted from results across all five portfolios. However, we construct the portfolios in a highly diversified manner designed to generate positive risk-adjusted returns over the long term and not in specific calendar years.

With that in mind, an allocation to the real assets category—which encompasses real estate investment trusts, energy stocks, and precious metals stocks—was the largest detractor. The bulk of the shortfall occurred in the first nine months of the year, as real assets outperformed somewhat in the fourth quarter. We view this category as a way to manage the risk of rising inflation. This may be a particularly important consideration in 2021 and beyond due to the Fed’s highly stimulative policy and announcement of its willingness to let inflation run above its longer-term target.

An allocation to defensive stocks, which is intended to offset the risk of market volatility, indeed helped relative performance in the first-quarter downturn. However, it detracted over the full year given the gain for the broader market in general, and for higher-risk stocks in particular. Still, we view defensives as an essential component of diversification over the full market cycle due to the category’s potential ability to dampen downside risk.

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   5

How would you describe your investment activity?

We maintained a fairly steady approach, as we think the portfolios are well positioned based on our view of the current investment backdrop. With that said, we did adjust positioning on the margin to capitalize on the elevated volatility that occurred throughout the course of the year. Most notably, we sought to take advantage of the first-quarter downturn by adding to the portfolios’ allocations to both equities and the credit-sensitive areas of the market in late March.

MANAGED BY Robert E. Sykes, CFA, Manulife IM (US) Nathan W. Thooft, CFA, Manulife IM (US) Manulife Investment Management

While there is always the potential for unforeseen risk factors to change the investment picture, we believe the combination of ultra-low interest rates, rising fiscal spending, and the gradual rollout of the coronavirus vaccine provides a supportive foundation for risk assets in 2021. This thinking forms the basis for our preference for stocks versus bonds and for credit-oriented fixed-income investments over government debt. Small-cap stocks may offer a compelling opportunity due to their attractive relative valuations and the backdrop of improving economic growth.

Emerging-market equities are another area of interest thanks to their strong fundamentals and the support from the persistent weakness in the U.S. dollar. We maintain an allocation to real assets, which could prove increasingly important if inflation begins to move higher, as well as to areas that should provide ballast in times of volatility, such as defensive equities and absolute-return strategies. We believe this diversified approach, together with our flexibility to adjust the portfolios in order to capitalize on opportunities and manage risk as needed, can continue to add value in the year ahead.

The portfolios may be subject to various risks as described in the portfolios’ prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect each portfolio’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

6   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Multimanager Lifestyle Aggressive Portfolio

GROWTH OF $10,000	ASSET ALLOCATION (%)

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the MSCI EAFE (Europe, Australasia, Far East) Index, a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

Index 3 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

	Affiliated investment companies	100.0
	Equity	93.2
	U.S. Large Cap	31.0
	International Equity	26.5
	U.S. Mid Cap	11.8
	Emerging-Market Equity	8.9
	U.S. Small Cap	8.5
	Large Blend	5.1
	Sector Equity	1.4
	Alternative and specialty	6.8
	Sector Equity	5.9
	Absolute Return	0.9
	As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-20 (%)

	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	13.48	17.05	19.20	18.77	19.02	19.31	19.36	19.30	18.40	7.82	17.79
5 year	10.82	11.06	12.18	11.73	12.03	12.25	12.31	12.25	15.22	7.45	13.51
10 year	8.80	8.68	9.15	9.12	9.39	9.65	9.69	9.73	13.88	5.51	11.13
Cumulative returns
5 year	67.18	68.93	77.65	74.14	76.43	78.19	78.66	78.24	103.04	43.22	88.41
10 year	132.44	129.84	140.09	139.27	145.26	151.33	152.08	153.14	267.00	70.96	187.16

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.45	2.15	1.15	1.54	1.39	1.09	1.04	1.08
Net (%)	1.44	2.15	1.14	1.54	1.29	1.09	1.04	1.08

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

[1]	For certain types of investors as described in the portfolio’s prospectuses.
[2]

Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   7

Multimanager Lifestyle Growth Portfolio

GROWTH OF $10,000	ASSET ALLOCATION (%)

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

	Affiliated investment companies	99.1
	Equity	77.1
	U.S. Large Cap	26.2
	International Equity	22.6
	U.S. Mid Cap	9.8
	U.S. Small Cap	6.6
	Emerging-Market Equity	6.2
	Large Blend	4.5
	Sector Equity	1.2
	Fixed income	15.6
	Intermediate Bond	6.7
	Multi-Sector Bond	3.7
	Emerging-Market Debt	2.0
	High Yield Bond	2.0
	Bank Loan	1.2
	Alternative and specialty	6.4
	Sector Equity	5.2
	Absolute Return	1.2
	Unaffiliated investment companies	0.9
	Fixed income	0.9
	As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-20 (%)

	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	11.88	15.33	17.50	17.09	17.34	17.63	17.65	17.61	17.70	18.40	7.51	16.13
5 year	9.57	9.79	10.90	10.46	10.74	10.97	11.03	10.97	11.03	15.22	4.44	12.00
10 year	7.99	7.87	8.34	8.30	8.62	8.87	8.87	8.91	8.96	13.88	3.84	9.91
Cumulative returns
5 year	57.89	59.53	67.77	64.46	66.54	68.26	68.72	68.29	68.71	103.04	24.23	76.25
10 year	115.63	113.33	122.77	121.92	128.69	133.87	133.89	134.68	135.94	267.00	45.76	157.27

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.37	2.07	1.07	1.47	1.32	1.02	0.97	1.00	0.95
Net (%)	1.36	2.07	1.06	1.47	1.22	1.02	0.97	1.00	0.95

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

[1]	For certain types of investors as described in the portfolio’s prospectuses.

[2]

Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

8   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Multimanager Lifestyle Balanced Portfolio

GROWTH OF $10,000	ASSET ALLOCATION (%)

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

	Affiliated investment companies	97.5
	Equity	57.5
	U.S. Large Cap	20.5
	International Equity	16.6
	U.S. Mid Cap	6.6
	U.S. Small Cap	4.9
	Large Blend	4.2
	Emerging-Market Equity	3.8
	Sector Equity	0.9
	Fixed income	34.4
	Intermediate Bond	14.6
	Multi-Sector Bond	9.3
	High Yield Bond	3.8
	Emerging-Market Debt	3.7
	Bank Loan	2.2
	Global Bond	0.8
	Alternative and specialty	5.6
	Sector Equity	4.1
	Absolute Return	1.0
	Multi-Asset Income	0.5
	Unaffiliated investment companies	2.5
	Fixed Income	2.5
	As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-20 (%)

	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	9.77	13.15	15.33	14.95	15.08	15.36	15.37	15.33	15.39	18.40	7.51	14.24
5 year	8.26	8.48	9.58	9.16	9.42	9.63	9.68	9.64	9.69	15.22	4.44	10.42
10 year	6.90	6.78	7.25	7.21	7.54	7.77	7.76	7.81	7.86	13.88	3.84	8.63
Cumulative returns
5 year	48.69	50.26	57.99	55.00	56.84	58.38	58.72	58.41	58.77	103.04	24.23	64.16
10 year	94.93	92.78	101.31	100.67	106.95	111.27	111.12	112.05	113.04	267.00	45.76	128.84

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.33	2.03	1.03	1.43	1.28	0.98	0.93	0.97	0.92
Net (%)	1.32	2.03	1.02	1.43	1.18	0.98	0.93	0.97	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

[1]	For certain types of investors as described in the portfolio’s prospectuses.

[2]

Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	9

Multimanager Lifestyle Moderate Portfolio

GROWTH OF $10,000	ASSET ALLOCATION (%)

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 2 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 3 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

	Affiliated investment companies	95.6
	Equity	38.5
	U.S. Large Cap	15.4
	International Equity	11.8
	U.S. Mid Cap	4.0
	Large Blend	2.8
	U.S. Small Cap	2.7
	Emerging-Market Equity	1.8
	Fixed income	51.8
	Intermediate Bond	24.9
	Multi-Sector Bond	10.7
	High Yield Bond	4.8
	Emerging-Market Debt	4.7
	Bank Loan	3.3
	Global Bond	1.7
	Short-Term Bond	1.7
	Alternative and specialty	5.3
	Sector Equity	1.7
	Absolute Return	1.6
	Multi-Asset Income	1.5
	Infrastructure	0.5
	Unaffiliated investment companies	4.4
	Fixed Income	3.9
	Equity	0.5
	As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-20 (%)

	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	6.77	10.05	12.17	11.77	12.00	12.22	12.30	12.23	12.32	7.51	18.40	12.15
5 year	6.56	6.77	7.85	7.43	7.68	7.91	7.97	7.92	7.98	4.44	15.22	8.77
10 year	5.67	5.55	6.01	5.98	6.26	6.49	6.52	6.57	6.62	3.84	13.88	7.29
Cumulative returns
5 year	37.37	38.75	45.95	43.13	44.80	46.30	46.72	46.41	46.80	24.23	103.04	52.26
10 year	73.63	71.65	79.26	78.69	83.55	87.57	88.08	88.98	89.86	45.76	267.00	102.11

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.28	1.98	0.98	1.38	1.23	0.93	0.88	0.91	0.86
Net (%)	1.27	1.98	0.97	1.38	1.13	0.93	0.88	0.91	0.86

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

[1]	For certain types of investors as described in the portfolio’s prospectuses.
[2]

Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

10	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio

GROWTH OF $10,000	ASSET ALLOCATION (%)

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 2 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 3 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

	Affiliated investment companies	93.5
	Equity	16.8
	International Equity	6.2
	U.S. Large Cap	5.6
	U.S. Mid Cap	1.8
	Large Blend	1.3
	U.S. Small Cap	1.3
	Emerging-Market Equity	0.6
	Fixed income	69.4
	Intermediate Bond	36.4
	Multi-Sector Bond	13.0
	High Yield Bond	5.9
	Emerging-Market Debt	5.3
	Bank Loan	4.4
	Short-Term Bond	2.6
	Global Bond	1.8
	Alternative and specialty	7.3
	Absolute Return	2.1
	Multi-Asset Income	2.0
	Infrastructure	1.7
	Sector Equity	1.5
	Unaffiliated investment companies	6.5
	Fixed Income	6.1
	Equity	0.4
	As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-20 (%)

	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	4.53	7.65	9.69	9.26	9.61	9.74	9.80	9.85	7.51	18.40	9.87
5 year	4.85	5.09	6.14	5.72	5.98	6.19	6.25	6.23	4.44	15.22	7.06
10 year	4.31	4.19	4.64	4.61	4.87	5.12	5.14	5.19	3.84	13.88	5.89
Cumulative returns
5 year	26.75	28.15	34.73	32.07	33.71	35.05	35.44	35.26	24.23	103.04	40.62
10 year	52.50	50.76	57.38	56.92	60.95	64.76	65.06	65.90	45.76	267.00	77.23

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.25	1.95	0.95	1.35	1.20	0.90	0.85	0.89
Net (%)	1.24	1.95	0.94	1.35	1.10	0.90	0.85	0.89

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

[1]	For certain types of investors as described in the portfolio’s prospectuses.
[2]

Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	11

Your expenses

As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2020 through December 31, 2020).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,254.70	$2.83	0.50%
	Hypothetical example	1,000.00	1,022.60	2.54	0.50%
Class C	Actual expenses/actual returns	1,000.00	1,250.70	6.85	1.21%
	Hypothetical example	1,000.00	1,019.10	6.14	1.21%
Class I	Actual expenses/actual returns	1,000.00	1,256.90	1.13	0.20%
	Hypothetical example	1,000.00	1,024.10	1.02	0.20%
Class R2	Actual expenses/actual returns	1,000.00	1,254.50	3.34	0.59%
	Hypothetical example	1,000.00	1,022.20	3.00	0.59%
Class R4	Actual expenses/actual returns	1,000.00	1,256.00	1.98	0.35%
	Hypothetical example	1,000.00	1,023.40	1.78	0.35%
Class R5	Actual expenses/actual returns	1,000.00	1,257.20	0.85	0.15%
	Hypothetical example	1,000.00	1,024.40	0.76	0.15%
Class R6	Actual expenses/actual returns	1,000.00	1,257.80	0.57	0.10%
	Hypothetical example	1,000.00	1,024.60	0.51	0.10%
Class 1	Actual expenses/actual returns	1,000.00	1,257.20	0.79	0.14%
	Hypothetical example	1,000.00	1,024.40	0.71	0.14%

12	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio[2]
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,217.30	$2.84	0.51%
	Hypothetical example	1,000.00	1,022.60	2.59	0.51%
Class C	Actual expenses/actual returns	1,000.00	1,212.80	6.79	1.22%
	Hypothetical example	1,000.00	1,019.00	6.19	1.22%
Class I	Actual expenses/actual returns	1,000.00	1,219.30	1.17	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Class R2	Actual expenses/actual returns	1,000.00	1,217.00	3.34	0.60%
	Hypothetical example	1,000.00	1,022.10	3.05	0.60%
Class R4	Actual expenses/actual returns	1,000.00	1,217.50	2.01	0.36%
	Hypothetical example	1,000.00	1,023.30	1.83	0.36%
Class R5	Actual expenses/actual returns	1,000.00	1,219.50	0.89	0.16%
	Hypothetical example	1,000.00	1,024.30	0.81	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,220.00	0.61	0.11%
	Hypothetical example	1,000.00	1,024.60	0.56	0.11%
Class 1	Actual expenses/actual returns	1,000.00	1,219.60	0.84	0.15%
	Hypothetical example	1,000.00	1,024.40	0.76	0.15%
Class 5	Actual expenses/actual returns	1,000.00	1,219.70	0.56	0.10%
	Hypothetical example	1,000.00	1,024.60	0.51	0.10%
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,174.20	$2.84	0.52%
	Hypothetical example	1,000.00	1,022.50	2.64	0.52%
Class C	Actual expenses/actual returns	1,000.00	1,170.20	6.71	1.23%
	Hypothetical example	1,000.00	1,019.00	6.24	1.23%
Class I	Actual expenses/actual returns	1,000.00	1,176.50	1.20	0.22%
	Hypothetical example	1,000.00	1,024.00	1.12	0.22%
Class R2	Actual expenses/actual returns	1,000.00	1,175.00	3.23	0.59%
	Hypothetical example	1,000.00	1,022.20	3.00	0.59%
Class R4	Actual expenses/actual returns	1,000.00	1,174.70	2.02	0.37%
	Hypothetical example	1,000.00	1,023.30	1.88	0.37%
Class R5	Actual expenses/actual returns	1,000.00	1,176.30	0.93	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,176.30	0.66	0.12%
	Hypothetical example	1,000.00	1,024.50	0.61	0.12%
Class 1	Actual expenses/actual returns	1,000.00	1,176.20	0.88	0.16%
	Hypothetical example	1,000.00	1,024.30	0.81	0.16%
Class 5	Actual expenses/actual returns	1,000.00	1,176.40	0.60	0.11%
	Hypothetical example	1,000.00	1,024.60	0.56	0.11%

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	13

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio[2]
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,127.90	$2.94	0.55%
	Hypothetical example	1,000.00	1,022.40	2.80	0.55%
Class C	Actual expenses/actual returns	1,000.00	1,124.00	6.73	1.26%
	Hypothetical example	1,000.00	1,018.80	6.39	1.26%
Class I	Actual expenses/actual returns	1,000.00	1,129.60	1.34	0.25%
	Hypothetical example	1,000.00	1,023.90	1.27	0.25%
Class R2	Actual expenses/actual returns	1,000.00	1,127.80	3.42	0.64%
	Hypothetical example	1,000.00	1,021.90	3.25	0.64%
Class R4	Actual expenses/actual returns	1,000.00	1,128.70	2.14	0.40%
	Hypothetical example	1,000.00	1,023.10	2.03	0.40%
Class R5	Actual expenses/actual returns	1,000.00	1,129.80	1.07	0.20%
	Hypothetical example	1,000.00	1,024.10	1.02	0.20%
Class R6	Actual expenses/actual returns	1,000.00	1,130.40	0.80	0.15%
	Hypothetical example	1,000.00	1,024.40	0.76	0.15%
Class 1	Actual expenses/actual returns	1,000.00	1,129.90	1.02	0.19%
	Hypothetical example	1,000.00	1,024.20	0.97	0.19%
Class 5	Actual expenses/actual returns	1,000.00	1,130.40	0.75	0.14%
	Hypothetical example	1,000.00	1,024.40	0.71	0.14%
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,086.30	$2.99	0.57%
	Hypothetical example	1,000.00	1,022.30	2.90	0.57%
Class C	Actual expenses/actual returns	1,000.00	1,082.40	6.70	1.28%
	Hypothetical example	1,000.00	1,018.70	6.50	1.28%
Class I	Actual expenses/actual returns	1,000.00	1,087.20	1.42	0.27%
	Hypothetical example	1,000.00	1,023.80	1.37	0.27%
Class R2	Actual expenses/actual returns	1,000.00	1,085.10	3.46	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,087.30	2.26	0.43%
	Hypothetical example	1,000.00	1,023.00	2.19	0.43%
Class R5	Actual expenses/actual returns	1,000.00	1,087.50	1.21	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%
Class R6	Actual expenses/actual returns	1,000.00	1,087.80	0.94	0.18%
	Hypothetical example	1,000.00	1,024.20	0.92	0.18%
Class 1	Actual expenses/actual returns	1,000.00	1,088.40	1.10	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

14	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments

Subadvisors of Affiliated Underlying Funds

Allianz Global Investors U.S. LLC	(Allianz)

Axiom International Investors LLC	(Axiom)

BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)

Boston Partners Global Investors, Inc.	(Boston Partners)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Graham Capital Management, L.P.	(Graham)

Jennison Associates LLC	(Jennison)

Manulife Investment Management (North America) Limited	(MIM NA)

Manulife Investment Management (US) LLC	(MIM US)

Pictet Asset Management SA	(Pictet)

Redwood Investments, LLC	(Redwood)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Unigestion (UK) Limited	(Unigestion)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO As of 12-31-20
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%

Equity - 93.2%

Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,298,308	$241,435,972

Capital Appreciation, Class NAV, JHF II (Jennison)	6,814,063	140,710,394

Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,270,597	145,578,445

Disciplined Value, Class NAV, JHF III (Boston Partners)	7,410,522	154,064,763

Disciplined Value International, Class NAV, JHIT (Boston Partners)	14,454,699	186,899,252

Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,876,063	263,314,414

Equity Income, Class NAV, JHF II (T. Rowe Price)	13,677,603	253,856,305

Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,042,074	56,126,273

Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,478,597	30,957,680

Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,119,817	259,177,694

Global Equity, Class NAV, JHF II (MIM US) (B)	5,009,086	65,619,026

Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,354,330	37,199,522

Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,348,967	86,536,417

International Dynamic Growth, Class NAV, JHIT (Axiom)	3,011,401	43,785,768

International Growth, Class NAV, JHF III (Wellington)	3,897,321	143,109,614

International Small Company, Class NAV, JHF II (DFA)	9,871,709	116,091,299

International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,371,829	311,341,384

Mid Cap Stock, Class NAV, JHF II (Wellington)	7,508,717	200,257,491

Mid Value, Class NAV, JHF II (T. Rowe Price)	13,128,136	215,038,872

Multifactor Emerging Markets ETF, JHETF (DFA)	2,667,923	77,903,352

Multifactor Mid Cap ETF, JHETF (DFA)	869,012	39,079,470

Multifactor Small Cap ETF, JHETF (DFA)	948,721	29,087,786

Small Cap Core, Class NAV, JHIT (MIM US) (B)	6,453,764	99,517,037

Small Cap Growth, Class NAV, JHF II (Redwood)	3,975,031	90,551,213

Small Cap Value, Class NAV, JHF II (Wellington)	5,394,051	108,582,256

U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,867,250	196,596,745

Alternative and specialty - 6.8%

Diversified Macro, Class NAV, JHIT (Graham)	3,879,013	36,346,348

Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	12,077,544	110,630,304

Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,862,706	64,741,730

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	15

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

Alternative and specialty - (continued)

Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	10,103,546	$49,911,519

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,828,995,984)		$3,854,048,345
COMMON STOCKS - 0.0%

Energy - 0.0%

Sakari Resources, Ltd. (C)(D)(E)	215,623	107,682

TOTAL COMMON STOCKS (Cost $91,718)		$107,682
SHORT-TERM INVESTMENTS - 0.0%

Short-term funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (F)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $2,829,088,724) - 100.0%		$3,854,157,049

Other assets and liabilities, net - (0.0%)		(972,569)

TOTAL NET ASSETS - 100.0%		$3,853,184,480

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 12-31-20

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%

Equity - 77.1%

Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,482,919	$588,825,566

Capital Appreciation, Class NAV, JHF II (Jennison)	17,027,816	351,624,404

Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	40,660,287	446,043,343

Disciplined Value, Class NAV, JHF III (Boston Partners)	18,820,560	391,279,444

Disciplined Value International, Class NAV, JHIT (Boston Partners)	33,553,685	433,849,147

Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	32,774,816	482,773,036

Equity Income, Class NAV, JHF II (T. Rowe Price)	33,629,100	624,156,090

Financial Industries, Class NAV, JHIT II (MIM US) (B)	7,413,385	136,776,946

Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	8,496,616	106,122,740

Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,715,032	485,352,680

Global Equity, Class NAV, JHF II (MIM US) (B)	14,843,116	194,444,822

Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,040,330	133,527,265

Global Thematic Opportunities, Class NAV, JHIT (Pictet)	13,861,202	188,928,182

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

Equity - (continued)

International Dynamic Growth, Class NAV, JHIT (Axiom)	6,020,658	$87,540,372

International Growth, Class NAV, JHF III (Wellington)	8,518,403	312,795,742

International Small Company, Class NAV, JHF II (DFA)	22,790,384	268,014,917

International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	73,312,194	777,109,249

Mid Cap Stock, Class NAV, JHF II (Wellington)	18,214,362	485,777,037

Mid Value, Class NAV, JHF II (T. Rowe Price)	31,360,010	513,676,960

Multifactor Emerging Markets ETF, JHETF (DFA)	6,955,203	203,091,928

Multifactor Mid Cap ETF, JHETF (DFA)	1,893,464	85,149,076

Multifactor Small Cap ETF, JHETF (DFA)	2,365,673	72,531,534

Small Cap Core, Class NAV, JHIT (MIM US) (B)	15,418,177	237,748,294

Small Cap Growth, Class NAV, JHF II (Redwood)	8,137,218	185,365,817

Small Cap Value, Class NAV, JHF II (Wellington)	11,654,860	234,612,335

U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	47,479,194	494,733,202

Fixed income - 15.6%

Bond, Class NAV, JHSB (MIM US) (B)	25,746,329	432,795,788

Core Bond, Class NAV, JHF II (Wells Capital)	23,274,242	310,245,640

Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	23,310,302	223,545,800

Floating Rate Income, Class NAV, JHF II (Bain Capital)	15,704,233	127,989,497

High Yield, Class NAV, JHBT (MIM US) (B)	53,499,713	183,504,014

Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	8,943,445	87,735,193

Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	28,149,977	320,346,735

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,189,865	36,109,268

Alternative and specialty - 6.4%

Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	4,987,213	52,116,377

Diversified Macro, Class NAV, JHIT (Graham)	8,533,368	79,957,657

Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	30,623,927	280,515,171

Health Sciences, Class NAV, JHF II (T. Rowe Price)	28,936,364	172,460,729

Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	23,914,725	118,138,742

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,454,516,533)		$10,947,310,739
UNAFFILIATED INVESTMENT COMPANIES - 0.9%

Fixed income - 0.9%

Fidelity Inflation Protected Bond Index Fund	9,561,158	105,555,189

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $93,154,881)		$105,555,189

16	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
COMMON STOCKS - 0.0%

Energy - 0.0%

Sakari Resources, Ltd. (C)(D)(E)	489,868	$244,637

TOTAL COMMON STOCKS (Cost $208,371)		$244,637
SHORT-TERM INVESTMENTS - 0.0%

Short-term funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (F)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $8,547,880,807) - 100.0%		$11,053,111,587

Other assets and liabilities, net - (0.0%)		(3,344,049)

TOTAL NET ASSETS - 100.0%		$11,049,767,538

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 12-31-20

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.5%

Equity - 57.5%

Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,501,785	$421,375,291

Capital Appreciation, Class NAV, JHF II (Jennison)	11,430,467	236,039,135

Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	41,102,046	450,889,439

Disciplined Value, Class NAV, JHF III (Boston Partners)	13,064,176	271,604,213

Disciplined Value International, Class NAV, JHIT (Boston Partners)	22,812,192	294,961,646

Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,177,837	282,489,538

Equity Income, Class NAV, JHF II (T. Rowe Price)	23,586,467	437,764,830

Financial Industries, Class NAV, JHIT II (MIM US) (B)	5,301,888	97,819,831

Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,131,091	114,047,323

Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,359,898	337,191,208

Global Equity, Class NAV, JHF II (MIM US) (B)	13,098,019	171,584,044

Global Shareholder Yield, Class NAV, JHF III (Epoch)	10,824,649	120,045,359

Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,268,386	99,068,099

International Dynamic Growth, Class NAV, JHIT (Axiom)	4,975,701	72,346,688

International Growth, Class NAV, JHF III (Wellington)	6,062,787	222,625,537

International Small Company, Class NAV, JHF II (DFA)	12,593,509	148,099,668

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

Equity - (continued)

International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	46,873,944	$496,863,808

Mid Cap Stock, Class NAV, JHF II (Wellington)	11,271,745	300,617,443

Mid Value, Class NAV, JHF II (T. Rowe Price)	19,661,423	322,054,109

Multifactor Emerging Markets ETF, JHETF (DFA)	4,142,889	120,972,359

Multifactor Mid Cap ETF, JHETF (DFA)	1,533,682	68,969,680

Multifactor Small Cap ETF, JHETF (DFA)	1,690,743	51,838,180

Small Cap Core, Class NAV, JHIT (MIM US) (B)	9,912,788	152,855,198

Small Cap Growth, Class NAV, JHF II (Redwood)	5,851,172	133,289,701

Small Cap Value, Class NAV, JHF II (Wellington)	8,657,760	174,280,718

U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	42,685,760	444,785,617

Fixed income - 34.4%

Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	8,234,911	86,137,167

Bond, Class NAV, JHSB (MIM US) (B)	53,274,208	895,539,428

Core Bond, Class NAV, JHF II (Wells Capital)	47,636,074	634,988,865

Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	40,894,753	392,180,680

Floating Rate Income, Class NAV, JHF II (Bain Capital)	28,178,309	229,653,216

High Yield, Class NAV, JHBT (MIM US) (B)	97,105,202	333,070,843

Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	23,205,055	227,641,588

Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	66,018,612	751,291,801

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	5,905,601	66,851,401

Alternative and specialty - 5.6%

Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	4,822,228	50,392,278

Diversified Macro, Class NAV, JHIT (Graham)	5,592,508	52,401,800

Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	23,913,666	219,049,178

Health Sciences, Class NAV, JHF II (T. Rowe Price)	21,672,759	129,169,642

Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,920,398	52,451,443

Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	16,193,315	79,994,978

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,280,937,797)		$10,245,292,970
UNAFFILIATED INVESTMENT COMPANIES - 2.5%

Equity - 0.0%

Fidelity International Index Fund	67,964	3,099,830

Fixed income - 2.5%

Fidelity Inflation Protected Bond Index Fund	23,383,412	258,152,869

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $230,779,697)		$261,252,699

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	17

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
COMMON STOCKS - 0.0%

Energy - 0.0%

Sakari Resources, Ltd. (C)(D)(E)	303,543	$151,588

TOTAL COMMON STOCKS (Cost $129,115)		$151,588
SHORT-TERM INVESTMENTS - 0.0%

Short-term funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (F)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $8,511,847,631) - 100.0%		$10,506,698,279

Other assets and liabilities, net - (0.0%)		(1,871,764)

TOTAL NET ASSETS - 100.0%		$10,504,826,515

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 12-31-20

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.6%

Equity - 38.5%

Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,462,910	$82,171,678

Capital Appreciation, Class NAV, JHF II (Jennison)	2,092,782	43,215,941

Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,583,374	138,039,616

Disciplined Value, Class NAV, JHF III (Boston Partners)	2,652,963	55,155,100

Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,727,786	48,200,277

Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,030,429	29,908,222

Equity Income, Class NAV, JHF II (T. Rowe Price)	4,756,459	88,279,879

Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,784,405	34,777,219

Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,060,294	66,703,083

Global Equity, Class NAV, JHF II (MIM US) (B)	3,791,553	49,669,344

Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,225,047	35,765,771

International Dynamic Growth, Class NAV, JHIT (Axiom)	1,038,925	15,105,977

International Growth, Class NAV, JHF III (Wellington)	1,027,866	37,743,246

International Small Company, Class NAV, JHF II (DFA)	2,240,139	26,344,030

International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,927,656	115,833,149

Mid Cap Stock, Class NAV, JHF II (Wellington)	2,190,540	58,421,698

Mid Value, Class NAV, JHF II (T. Rowe Price)	3,973,458	65,085,250

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

Equity - (continued)

Multifactor Emerging Markets ETF, JHETF (DFA)	830,834	$24,260,353

Small Cap Core, Class NAV, JHIT (MIM US) (B)	519,975	8,018,018

Small Cap Growth, Class NAV, JHF II (Redwood)	1,496,588	34,092,274

Small Cap Value, Class NAV, JHF II (Wellington)	2,079,278	41,855,870

U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,178,339	85,218,287

Fixed income - 51.8%

Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	5,117,998	53,534,256

Bond, Class NAV, JHSB (MIM US) (B)	22,166,643	372,621,266

Core Bond, Class NAV, JHF II (Wells Capital)	29,133,835	388,354,018

Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	15,170,399	145,484,129

Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,542,229	102,219,166

High Yield, Class NAV, JHBT (MIM US) (B)	35,930,753	123,242,484

Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,118,572	51,646,395

Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	7,311,648	71,727,267

Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,721,248	258,567,798

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,214,745	25,070,917

Alternative and specialty - 5.3%

Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	2,231,927	23,323,640

Alternative Risk Premia, Class NAV, JHIT (Unigestion) (E)	3,051,677	25,084,783

Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,537,457	50,723,105

Infrastructure, Class NAV, JHIT (Wellington)	1,151,300	15,415,906

Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,361,113	46,489,464

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,532,411,360)		$2,937,368,876

UNAFFILIATED INVESTMENT COMPANIES - 4.4%

Equity - 0.5%

Fidelity International Index Fund	334,467	15,255,028

Fixed income - 3.9%

Fidelity Inflation Protected Bond Index Fund	10,949,308	120,880,361

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $119,770,303)		$136,135,389
COMMON STOCKS - 0.0%

Energy - 0.0%

Sakari Resources, Ltd. (C)(D)(E)	50,910	25,424

TOTAL COMMON STOCKS (Cost $21,655)		$25,424

18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Short-term funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (F)	1,022	$1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $2,652,204,340) - 100.0%		$3,073,530,711

Other assets and liabilities, net - (0.0%)		(232,389)

TOTAL NET ASSETS - 100.0%		$3,073,298,322

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO As of 12-31-20

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%

Equity - 16.8%

Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	297,419	$16,706,036

Capital Appreciation, Class NAV, JHF II (Jennison)	347,992	7,186,037

Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	6,567,422	72,044,623

Disciplined Value, Class NAV, JHF III (Boston Partners)	683,866	14,217,582

Disciplined Value International, Class NAV, JHIT (Boston Partners)	772,348	9,986,458

Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,062,041	15,643,860

Equity Income, Class NAV, JHF II (T. Rowe Price)	1,103,186	20,475,127

Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,334,084	16,662,713

Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	168,202	10,581,578

Global Equity, Class NAV, JHF II (MIM US) (B)	1,732,818	22,699,920

Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,467,234	16,271,624

International Dynamic Growth, Class NAV, JHIT (Axiom)	358,006	5,205,413

International Growth, Class NAV, JHF III (Wellington)	383,223	14,071,941

International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,597,910	69,937,850

Mid Cap Stock, Class NAV, JHF II (Wellington)	797,191	21,261,097

Mid Value, Class NAV, JHF II (T. Rowe Price)	1,456,349	23,855,004

Multifactor Emerging Markets ETF, JHETF (DFA)	1,138	33,230

Small Cap Growth, Class NAV, JHF II (Redwood)	661,494	15,068,829

Small Cap Value, Class NAV, JHF II (Wellington)	810,947	16,324,356

U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,195,207	33,294,052

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

Fixed income - 69.4%

Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	4,354,928	$45,552,542

Bond, Class NAV, JHSB (MIM US) (B)	26,801,346	450,530,627

Core Bond, Class NAV, JHF II (Wells Capital)	34,855,036	464,617,634

Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,770,992	132,063,813

Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,502,687	110,046,900

High Yield, Class NAV, JHBT (MIM US) (B)	37,114,739	127,303,553

Short Duration Bond, Class NAV, JHBT (MIM US) (B)	6,346,071	64,031,853

Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	7,570,113	74,262,810

Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,010,329	250,477,541

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,818,708	20,587,773

Alternative and specialty - 7.3%

Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	2,376,865	24,838,236

Alternative Risk Premia, Class NAV, JHIT (Unigestion) (E)	3,173,695	26,087,771

Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,058,805	37,178,651

Infrastructure, Class NAV, JHIT (Wellington)	3,257,618	43,619,502

Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,711,169	50,221,061

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,139,234,260)		$2,342,947,597
UNAFFILIATED INVESTMENT COMPANIES - 6.5%

Equity - 0.4%

Fidelity International Index Fund	206,070	9,398,872

Fixed income - 6.1%

Fidelity Inflation Protected Bond Index Fund	13,874,478	153,174,236

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $143,413,502)		$162,573,108
SHORT-TERM INVESTMENTS - 0.0%

Short-term funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (F)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $2,282,648,784) - 100.0%		$2,505,521,727

Other assets and liabilities, net - 0.0%		720,925

TOTAL NET ASSETS - 100.0%		$2,506,242,652

Percentages are based upon net assets.
Security Abbreviations and Legend

JHBT	John Hancock Bond Trust

JHETF	John Hancock Exchange-Traded Fund Trust

JHF II	John Hancock Funds II

JHF III	John Hancock Funds III

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

JHIT	John Hancock Investment Trust

JHIT II	John Hancock Investment Trust II

JHSB	John Hancock Sovereign Bond Fund

(A)	The underlying funds’ subadvisor is shown parenthetically.

(B)	The subadvisor is an affiliate of the advisor.

(C)	Restricted security as to resale, excluding 144A securities.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(E)	Non-income producing.

(F)	The rate shown is the annualized seven-day yield as of 12-31-20.

20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 12-31-20

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$108,704	$105,800,848	$261,405,309	$136,161,835	$162,574,130
Affiliated investments, at value	3,854,048,345	10,947,310,739	10,245,292,970	2,937,368,876	2,342,947,597
Total investments, at value	3,854,157,049	11,053,111,587	10,506,698,279	3,073,530,711	2,505,521,727
Dividends and interest receivable	122,697	5,350,993	10,402,900	4,222,296	4,624,234
Receivable for fund shares sold	217,242	1,200,636	1,420,935	689,575	2,630,343
Receivable for investments sold	22,476,629	59,868,660	45,011,792	8,818,904	6,630,356
Receivable from affiliates	187	625	654	243	243
Other assets	92,275	171,122	176,637	93,279	101,158
Total assets	3,877,066,079	11,119,703,623	10,563,711,197	3,087,355,008	2,519,508,061
Liabilities
Due to custodian	1,862	8,068	1,045	110,660	4,137
Payable for investments purchased	—	5,070,221	10,196,727	4,181,721	4,614,908
Payable for fund shares repurchased	23,567,899	63,933,337	47,780,627	9,459,170	8,380,222
Payable to affiliates
Accounting and legal services fees	163,594	473,393	456,678	134,473	110,104
Transfer agent fees	70,095	237,810	248,160	93,895	90,886
Distribution and service fees	2,926	5,811	5,423	2,798	2,367
Trustees’ fees	561	1,568	1,554	496	403
Other liabilities and accrued expenses	74,662	205,877	194,468	73,473	62,382
Total liabilities	23,881,599	69,936,085	58,884,682	14,056,686	13,265,409
Net assets	$3,853,184,480	$11,049,767,538	$10,504,826,515	$3,073,298,322	$2,506,242,652
Net assets consist of
Paid-in capital	$2,731,146,479	$8,336,173,177	$8,350,411,584	$2,620,539,961	$2,283,551,849
Total distributable earnings (loss)	1,122,038,001	2,713,594,361	2,154,414,931	452,758,361	222,690,803
Net assets	$3,853,184,480	$11,049,767,538	$10,504,826,515	$3,073,298,322	$2,506,242,652
Unaffiliated investments, at cost	$92,740	$93,364,274	$230,909,834	$119,792,980	$143,414,524
Affiliated investments, at cost	2,828,995,984	8,454,516,533	8,280,937,797	2,532,411,360	2,139,234,260
Total investments, at cost	2,829,088,724	8,547,880,807	8,511,847,631	2,652,204,340	2,282,648,784
Net asset value per share

The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	$598,662,931	$1,992,304,212	$2,085,146,207	$777,675,846	$768,885,789
Shares outstanding	37,044,256	125,216,911	135,049,813	54,915,678	56,332,646
Net asset value and redemption price per share	$16.16	$15.91	$15.44	$14.16	$13.65
Class C1
Net assets	$64,549,958	$245,324,343	$244,216,915	$104,797,496	$84,070,159
Shares outstanding	3,985,051	15,407,768	15,821,608	7,358,415	6,158,561
Net asset value, offering price and redemption price per share	$16.20	$15.92	$15.44	$14.24	$13.65
Class I
Net assets	$7,705,146	$34,996,179	$36,913,506	$10,915,876	$18,388,382
Shares outstanding	478,637	2,214,658	2,408,521	776,316	1,349,701
Net asset value, offering price and redemption price per share	$16.10	$15.80	$15.33	$14.06	$13.62
Class R2
Net assets	$11,572,317	$26,850,906	$23,134,071	$8,935,608	$9,286,999
Shares outstanding	722,529	1,703,247	1,508,489	633,122	681,622
Net asset value, offering price and redemption price per share	$16.02	$15.76	$15.34	$14.11	$13.62
Class R4
Net assets	$2,508,794	$4,657,662	$7,879,434	$3,073,504	$2,632,872
Shares outstanding	156,134	293,202	511,665	218,373	193,360
Net asset value, offering price and redemption price per share	$16.07	$15.89	$15.40	$14.07	$13.62
Class R5
Net assets	$2,605,363	$7,585,619	$16,137,409	$8,596,323	$3,452,023
Shares outstanding	161,730	476,272	1,045,920	610,982	253,388
Net asset value, offering price and redemption price per share	$16.11	$15.93	$15.43	$14.07	$13.62
Class R6
Net assets	$52,490,646	$129,953,752	$126,463,282	$37,773,043	$20,785,318
Shares outstanding	3,260,718	8,215,520	8,255,731	2,690,343	1,526,765
Net asset value, offering price and redemption price per share	$16.10	$15.82	$15.32	$14.04	$13.61
Class 1
Net assets	$3,113,089,325	$8,234,874,426	$7,795,421,655	$2,056,399,992	$1,598,741,110
Shares outstanding	193,777,304	520,560,601	509,040,166	146,173,695	117,412,465
Net asset value, offering price and redemption price per share	$16.07	$15.82	$15.31	$14.07	$13.62

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

STATEMENTS OF ASSETS AND LIABILITIES 12-31-20
Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$373,220,439	$169,514,036	$65,130,634	—
Shares outstanding	—	23,634,829	11,063,065	4,638,166	—
Net asset value, offering price and redemption price per share	—	$15.79	$15.32	$14.04	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$16.92	$16.66	$16.17	$14.83	$14.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000.On sales of $50,000 or more and on group sales the offering price is reduced.

22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 12-31-20

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$37,915,973	$146,858,736	$173,111,996	$60,775,032	$56,366,508
Interest	95	418,792	978,881	245,399	528,887
Dividends from unaffiliated investments	—	394,112	822,362	628,336	579,956
Less foreign taxes withheld	(76,284)	(204,632)	(131,263)	(24,856)	(9,545)
Total investment income	37,839,784	147,467,008	174,781,976	61,623,911	57,465,806
Expenses
Investment management fees	6,534,290	18,380,479	18,166,937	5,393,269	5,081,059
Distribution and service fees	3,710,437	12,102,404	12,583,980	4,530,498	4,060,607
Accounting and legal services fees	588,894	1,742,307	1,712,689	509,482	413,590
Transfer agent fees	733,472	2,528,493	2,711,188	1,039,166	980,852
Trustees’ fees	54,883	161,269	157,484	46,741	37,555
Custodian fees	50,721	53,097	53,097	53,097	52,096
State registration fees	149,062	174,144	183,919	155,394	169,525
Printing and postage	60,204	158,792	144,257	63,831	58,095
Professional fees	104,885	238,428	236,697	102,352	91,873
Other	68,862	163,876	164,121	60,479	54,994
Total expenses	12,055,710	35,703,289	36,114,369	11,954,309	11,000,246
Less expense reductions	(4,686,687)	(11,618,492)	(10,036,356)	(2,455,447)	(2,063,613)
Net expenses	7,369,023	24,084,797	26,078,013	9,498,862	8,936,633
Net investment income	30,470,761	123,382,211	148,703,963	52,125,049	48,529,173
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	218,132	11,491,047	16,423,094	4,961,785	7,211,430
Affiliated investments	52,964,981	151,052,481	146,623,594	29,116,488	5,528,575
Capital gain distributions received from unaffiliated investments	—	1,041,224	2,546,486	1,192,395	1,510,396
Capital gain distributions received from affiliated investments	165,860,582	431,938,509	344,157,040	81,803,694	48,455,488
	219,043,695	595,523,261	509,750,214	117,074,362	62,705,889
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	24,315	7,888,140	21,402,326	10,486,835	13,704,104
Affiliated investments	368,012,020	910,506,706	702,007,401	149,486,795	94,028,774
	368,036,335	918,394,846	723,409,727	159,973,630	107,732,878
Net realized and unrealized gain	587,080,030	1,513,918,107	1,233,159,941	277,047,992	170,438,767
Increase in net assets from operations	$617,550,791	$1,637,300,318	$1,381,863,904	$329,173,041	$218,967,940

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio

	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
Increase (decrease) in net assets
From operations
Net investment income	$30,470,761	$45,719,656	$123,382,211	$174,193,525	$148,703,963	$207,387,610
Net realized gain	219,043,695	247,692,866	595,523,261	631,087,988	509,750,214	485,286,184
Change in net unrealized appreciation (depreciation)	368,036,335	523,967,308	918,394,846	1,351,677,490	723,409,727	1,157,218,131
Increase in net assets resulting from operations	617,550,791	817,379,830	1,637,300,318	2,156,959,003	1,381,863,904	1,849,891,925
Distributions to shareholders
From earnings
Class A	(32,717,730)	(63,146,238)	(113,123,342)	(184,359,416)	(110,861,734)	(150,751,543)
Class B1	—	(397,814)	—	(1,412,369)	(1,944)	(1,146,996)
Class C	(3,189,432)	(10,273,286)	(12,602,299)	(39,097,084)	(11,604,224)	(32,356,611)
Class I	(448,712)	(1,540,334)	(2,094,976)	(3,797,324)	(2,123,231)	(3,612,043)
Class R1[1]	—	(556,850)	—	(1,392,127)	(19,569)	(704,575)
Class R2	(627,482)	(604,092)	(1,520,869)	(1,221,559)	(1,155,648)	(848,423)
Class R3[1]	—	(1,007,673)	—	(1,257,316)	(42,904)	(1,472,703)
Class R4	(226,503)	(584,829)	(323,461)	(634,012)	(431,209)	(646,619)
Class R5	(149,978)	(257,138)	(454,553)	(895,576)	(906,893)	(1,217,031)
Class R6	(3,029,935)	(6,262,516)	(7,801,107)	(14,158,102)	(7,517,224)	(11,348,222)
Class 1	(180,624,181)	(377,410,116)	(495,197,048)	(914,476,733)	(448,254,151)	(704,102,099)
Class 5	—	—	(22,510,588)	(37,341,839)	(9,760,567)	(14,055,998)
Total distributions	(221,013,953)	(462,040,886)	(655,628,243)	(1,200,043,457)	(592,679,298)	(922,262,863)
Portfolio share transactions
From portfolio share transactions	(244,344,067)	(72,452,749)	(777,015,824)	(440,668,874)	(838,943,480)	(742,951,166)
Total increase (decrease)	152,192,771	282,886,195	204,656,251	516,246,672	(49,758,874)	184,677,896
Net assets
Beginning of year	3,700,991,709	3,418,105,514	10,845,111,287	10,328,864,615	10,554,585,389	10,369,907,493
End of year	$3,853,184,480	$3,700,991,709	$11,049,767,538	$10,845,111,287	$10,504,826,515	$10,554,585,389

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.

24	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio

	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
Increase (decrease) in net assets
From operations
Net investment income	$52,125,049	$70,409,220	$48,529,173	$58,801,896
Net realized gain	117,074,362	79,787,513	62,705,889	30,629,902
Change in net unrealized appreciation (depreciation)	159,973,630	299,678,165	107,732,878	176,079,872
Increase in net assets resulting from operations	329,173,041	449,874,898	218,967,940	265,511,670
Distributions to shareholders
From earnings
Class A	(35,830,513)	(39,304,950)	(29,776,585)	(20,506,292)
Class B1	(9,853)	(286,780)	(32,791)	(166,746)
Class C	(4,348,770)	(8,524,760)	(3,521,540)	(4,667,119)
Class I	(554,322)	(834,992)	(742,118)	(550,182)
Class R1[1]	(22,460)	(236,096)	(64,126)	(167,245)
Class R2	(358,927)	(143,854)	(250,345)	(91,934)
Class R3[1]	(30,889)	(350,068)	(49,718)	(123,311)
Class R4	(156,719)	(200,819)	(135,331)	(109,198)
Class R5	(421,145)	(398,679)	(146,306)	(141,118)
Class R6	(1,952,366)	(2,259,682)	(1,046,980)	(986,776)
Class 1	(104,269,552)	(141,539,227)	(71,703,124)	(63,354,688)
Class 5	(3,299,848)	(4,026,693)	—	—
Total distributions	(151,255,364)	(198,106,600)	(107,468,964)	(90,864,609)
Portfolio share transactions
From portfolio share transactions	(190,472,993)	(257,876,932)	8,264,408	(132,214,788)
Total increase (decrease)	(12,555,316)	(6,108,634)	119,763,384	42,432,273
Net assets
Beginning of year	3,085,853,638	3,091,962,272	2,386,479,268	2,344,046,995
End of year	$3,073,298,322	$3,085,853,638	$2,506,242,652	$2,386,479,268

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	25

Financial highlights

Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)3	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
12-31-2020	14.39	0.09		2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
12-31-2019	13.10	0.15		3.12	3.27	(0.16)	(1.82)	(1.98)	14.39	24.92	0.64	0.49	1.03	521	29
12-31-2018	16.52	0.12		(1.82)	(1.70)	(0.12)	(1.60)	(1.72)	13.10	(10.19)	0.56	0.48	0.72	439	22
12-31-2017	14.72	0.13		3.23	3.36	(0.13)	(1.43)	(1.56)	16.52	22.79	0.55	0.48	0.79	499	23
12-31-2016	14.87	0.12		0.91	1.03	(0.12)	(1.06)	(1.18)	14.72	6.92	0.53	0.47	0.78	419	31
Class C
12-31-2020	14.44	(0.04)		2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
12-31-2019	13.15	0.03		3.14	3.17	(0.06)	(1.82)	(1.88)	14.44	24.03	1.34	1.20	0.21	89	29
12-31-2018	16.57	(0.02)		(1.80)	(1.82)	— [7]	(1.60)	(1.60)	13.15	(10.87)	1.26	1.18	(0.14)	91	22
12-31-2017	14.76	—	[7]	3.25	3.25	(0.01)	(1.43)	(1.44)	16.57	22.03	1.25	1.18	(0.03)	148	23
12-31-2016	14.92	—	[7]	0.91	0.91	(0.01)	(1.06)	(1.07)	14.76	6.07	1.23	1.19	0.01	155	31
Class I
12-31-2020	14.33	0.10		2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
12-31-2019	13.04	0.20		3.11	3.31	(0.20)	(1.82)	(2.02)	14.33	25.38	0.34	0.19	1.35	11	29
12-31-2018	16.47	0.15		(1.81)	(1.66)	(0.17)	(1.60)	(1.77)	13.04	(9.98)	0.28	0.18	0.91	10	22
12-31-2017	14.67	0.22		3.19	3.41	(0.18)	(1.43)	(1.61)	16.47	23.20	0.24	0.17	1.33	10	23
12-31-2016	14.83	0.19		0.87	1.06	(0.16)	(1.06)	(1.22)	14.67	7.18	0.22	0.17	1.25	4	31
Class R2
12-31-2020	14.27	0.21		2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
12-31-2019	13.00	0.13		3.11	3.24	(0.15)	(1.82)	(1.97)	14.27	24.76	0.72	0.59	0.88	5	29
12-31-2018	16.42	0.08		(1.79)	(1.71)	(0.11)	(1.60)	(1.71)	13.00	(10.28)	0.68	0.59	0.49	4	22
12-31-2017	14.64	0.07		3.25	3.32	(0.11)	(1.43)	(1.54)	16.42	22.67	0.64	0.57	0.41	6	23
12-31-2016	14.80	0.10		0.90	1.00	(0.10)	(1.06)	(1.16)	14.64	6.78	0.62	0.58	0.67	7	31
Class R4
12-31-2020	14.31	0.10		2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
12-31-2019	13.03	0.17		3.11	3.28	(0.18)	(1.82)	(2.00)	14.31	25.16	0.58	0.34	1.14	5	29
12-31-2018	16.45	0.11		(1.78)	(1.67)	(0.15)	(1.60)	(1.75)	13.03	(10.08)	0.52	0.33	0.69	4	22
12-31-2017	14.66	0.16		3.21	3.37	(0.15)	(1.43)	(1.58)	16.45	22.98	0.50	0.33	1.00	8	23
12-31-2016	14.81	0.11		0.94	1.05	(0.14)	(1.06)	(1.20)	14.66	7.10	0.47	0.33	0.76	7	31
Class R5
12-31-2020	14.33	0.14		2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
12-31-2019	13.05	0.17		3.15	3.32	(0.22)	(1.82)	(2.04)	14.33	25.36	0.27	0.13	1.17	3	29
12-31-2018	16.48	0.11		(1.76)	(1.65)	(0.18)	(1.60)	(1.78)	13.05	(9.91)	0.22	0.13	0.66	3	22
12-31-2017	14.68	0.17		3.24	3.41	(0.18)	(1.43)	(1.61)	16.48	23.25	0.20	0.13	1.04	7	23
12-31-2016	14.83	0.15		0.93	1.08	(0.17)	(1.06)	(1.23)	14.68	7.30	0.17	0.13	1.01	7	31
Class R6
12-31-2020	14.32	0.13		2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
12-31-2019	13.04	0.24		3.08	3.32	(0.22)	(1.82)	(2.04)	14.32	25.41	0.23	0.10	1.60	50	29
12-31-2018	16.47	0.22		(1.86)	(1.64)	(0.19)	(1.60)	(1.79)	13.04	(9.87)	0.17	0.08	1.31	33	22
12-31-2017	14.67	0.25		3.17	3.42	(0.19)	(1.43)	(1.62)	16.47	23.32	0.15	0.08	1.51	29	23
12-31-2016	14.82	0.16		0.93	1.09	(0.18)	(1.06)	(1.24)	14.67	7.38	0.12	0.06	1.10	18	31
Class 1
12-31-2020	14.30	0.14		2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11
12-31-2019	13.02	0.20		3.11	3.31	(0.21)	(1.82)	(2.03)	14.30	25.41	0.27	0.13	1.31	3,001	29
12-31-2018	16.45	0.17		(1.82)	(1.65)	(0.18)	(1.60)	(1.78)	13.02	(9.92)	0.20	0.12	1.03	2,815	22
12-31-2017	14.65	0.18		3.24	3.42	(0.19)	(1.43)	(1.62)	16.45	23.31	0.19	0.12	1.08	3,548	23
12-31-2016	14.81	0.16		0.91	1.07	(0.17)	(1.06)	(1.23)	14.65	7.26	0.16	0.11	1.10	3,360	31

[1]	Based on average daily shares outstanding.

[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.

[3]	Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Does not reflect the effect of sales charges, if any.

[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

[7]	Less than $0.005 per share.

26	JOHN HANCOCK MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from in- vestment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
12-31-2020	14.40	0.15		2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
12-31-2019	13.23	0.21		2.69	2.90	(0.21)	(1.52)	(1.73)	14.40	21.89	0.62	0.51	1.39	1,714	29
12-31-2018	16.16	0.20		(1.62)	(1.42)	(0.20)	(1.31)	(1.51)	13.23	(8.70)	0.55	0.48	1.22	1,502	20
12-31-2017	14.77	0.19		2.59	2.78	(0.20)	(1.19)	(1.39)	16.16	18.84	0.54	0.48	1.17	1,719	24
12-31-2016	14.89	0.18		0.82	1.00	(0.20)	(0.92)	(1.12)	14.77	6.69	0.52	0.47	1.19	1,587	28
Class C
12-31-2020	14.43	—	[7]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
12-31-2019	13.27	0.08		2.71	2.79	(0.11)	(1.52)	(1.63)	14.43	21.05	1.32	1.21	0.57	384	29
12-31-2018	16.18	0.06		(1.57)	(1.51)	(0.09)	(1.31)	(1.40)	13.27	(9.34)	1.25	1.18	0.38	414	20
12-31-2017	14.80	0.06		2.60	2.66	(0.09)	(1.19)	(1.28)	16.18	17.97	1.24	1.18	0.40	629	24
12-31-2016	14.92	0.07		0.81	0.88	(0.08)	(0.92)	(1.00)	14.80	5.93	1.22	1.19	0.45	670	28
Class I
12-31-2020	14.30	0.18		2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
12-31-2019	13.15	0.25		2.67	2.92	(0.25)	(1.52)	(1.77)	14.30	22.21	0.33	0.21	1.66	33	29
12-31-2018	16.07	0.24		(1.60)	(1.36)	(0.25)	(1.31)	(1.56)	13.15	(8.37)	0.26	0.18	1.47	32	20
12-31-2017	14.69	0.29		2.53	2.82	(0.25)	(1.19)	(1.44)	16.07	19.20	0.23	0.17	1.78	38	24
12-31-2016	14.82	0.34		0.69	1.03	(0.24)	(0.92)	(1.16)	14.69	6.97	0.21	0.17	2.27	16	28
Class R2
12-31-2020	14.27	0.25		2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
12-31-2019	13.13	0.19		2.67	2.86	(0.20)	(1.52)	(1.72)	14.27	21.72	0.71	0.60	1.28	11	29
12-31-2018	16.05	0.17		(1.59)	(1.42)	(0.19)	(1.31)	(1.50)	13.13	(8.78)	0.64	0.57	1.06	11	20
12-31-2017	14.68	0.14		2.61	2.75	(0.19)	(1.19)	(1.38)	16.05	18.71	0.64	0.58	0.86	13	24
12-31-2016	14.81	0.17		0.80	0.97	(0.18)	(0.92)	(1.10)	14.68	6.56	0.61	0.58	1.14	18	28
Class R4
12-31-2020	14.37	0.16		2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
12-31-2019	13.21	0.24		2.67	2.91	(0.23)	(1.52)	(1.75)	14.37	22.03	0.56	0.35	1.60	6	29
12-31-2018	16.14	0.16		(1.55)	(1.39)	(0.23)	(1.31)	(1.54)	13.21	(8.56)	0.50	0.33	1.00	5	20
12-31-2017	14.75	0.19		2.62	2.81	(0.23)	(1.19)	(1.42)	16.14	19.03	0.48	0.32	1.19	11	24
12-31-2016	14.87	0.18		0.84	1.02	(0.22)	(0.92)	(1.14)	14.75	6.85	0.46	0.33	1.18	15	28
Class R5
12-31-2020	14.40	0.18		2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
12-31-2019	13.23	0.25		2.70	2.95	(0.26)	(1.52)	(1.78)	14.40	22.28	0.27	0.16	1.65	8	29
12-31-2018	16.16	0.18		(1.54)	(1.36)	(0.26)	(1.31)	(1.57)	13.23	(8.35)	0.21	0.14	1.12	8	20
12-31-2017	14.77	0.24		2.60	2.84	(0.26)	(1.19)	(1.45)	16.16	19.22	0.18	0.13	1.46	22	24
12-31-2016	14.89	0.21		0.84	1.05	(0.25)	(0.92)	(1.17)	14.77	7.05	0.16	0.13	1.40	21	28
Class R6
12-31-2020	14.31	0.18		2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
12-31-2019	13.15	0.28		2.67	2.95	(0.27)	(1.52)	(1.79)	14.31	22.39	0.22	0.11	1.92	127	29
12-31-2018	16.08	0.28		(1.63)	(1.35)	(0.27)	(1.31)	(1.58)	13.15	(8.34)	0.15	0.08	1.75	88	20
12-31-2017	14.70	0.33		2.51	2.84	(0.27)	(1.19)	(1.46)	16.08	19.30	0.14	0.08	2.00	78	24
12-31-2016	14.82	0.23		0.83	1.06	(0.26)	(0.92)	(1.18)	14.70	7.16	0.11	0.06	1.56	41	28
Class 1
12-31-2020	14.31	0.19		2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
12-31-2019	13.16	0.25		2.68	2.93	(0.26)	(1.52)	(1.78)	14.31	22.26	0.25	0.15	1.69	8,188	29
12-31-2018	16.08	0.25		(1.60)	(1.35)	(0.26)	(1.31)	(1.57)	13.16	(8.31)	0.19	0.12	1.53	7,935	20
12-31-2017	14.70	0.24		2.59	2.83	(0.26)	(1.19)	(1.45)	16.08	19.26	0.17	0.12	1.50	9,997	24
12-31-2016	14.83	0.23		0.81	1.04	(0.25)	(0.92)	(1.17)	14.70	7.03	0.15	0.11	1.55	9,850	28

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO	27

Financial highlights continued

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)1, [2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13
12-31-2019	13.13	0.27	2.67	2.94	(0.27)	(1.52)	(1.79)	14.28	22.36	0.20	0.10	1.81	335	29
12-31-2018	16.06	0.26	(1.61)	(1.35)	(0.27)	(1.31)	(1.58)	13.13	(8.34)	0.14	0.07	1.63	284	20
12-31-2017	14.68	0.26	2.58	2.84	(0.27)	(1.19)	(1.46)	16.06	19.34	0.12	0.07	1.63	314	24
12-31-2016	14.81	0.25	0.80	1.05	(0.26)	(0.92)	(1.18)	14.68	7.09	0.10	0.06	1.65	259	28

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7]	Less than 0.005%.

28	JOHN HANCOCK MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
12-31-2019	13.06	0.25	2.17	2.42	(0.25)	(1.03)	(1.28)	14.20	18.57	0.62	0.52	1.73	1,805	33
12-31-2018	15.29	0.26	(1.30)	(1.04)	(0.27)	(0.92)	(1.19)	13.06	(6.79)	0.56	0.49	1.74	1,604	18
12-31-2017	14.32	0.24	1.88	2.12	(0.25)	(0.90)	(1.15)	15.29	14.79	0.54	0.48	1.57	1,841	27
12-31-2016	14.31	0.24	0.72	0.96	(0.25)	(0.70)	(0.95)	14.32	6.73	0.52	0.47	1.64	1,782	23
Class C
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
12-31-2019	13.06	0.13	2.19	2.32	(0.15)	(1.03)	(1.18)	14.20	17.76	1.32	1.23	0.90	417	33
12-31-2018	15.30	0.14	(1.29)	(1.15)	(0.17)	(0.92)	(1.09)	13.06	(7.48)	1.26	1.19	0.92	479	18
12-31-2017	14.33	0.13	1.88	2.01	(0.14)	(0.90)	(1.04)	15.30	13.99	1.24	1.19	0.81	718	27
12-31-2016	14.32	0.13	0.73	0.86	(0.15)	(0.70)	(0.85)	14.33	5.99	1.22	1.19	0.90	792	23
Class I
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
12-31-2019	12.97	0.28	2.18	2.46	(0.30)	(1.03)	(1.33)	14.10	18.97	0.33	0.22	1.97	41	33
12-31-2018	15.20	0.31	(1.30)	(0.99)	(0.32)	(0.92)	(1.24)	12.97	(6.55)	0.27	0.19	2.05	40	18
12-31-2017	14.24	0.35	1.80	2.15	(0.29)	(0.90)	(1.19)	15.20	15.15	0.23	0.18	2.25	45	27
12-31-2016	14.24	0.35	0.65	1.00	(0.30)	(0.70)	(1.00)	14.24	7.01	0.21	0.17	2.42	17	23
Class R2
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
12-31-2019	12.98	0.22	2.18	2.40	(0.24)	(1.03)	(1.27)	14.11	18.42	0.72	0.62	1.52	10	33
12-31-2018	15.20	0.25	(1.29)	(1.04)	(0.26)	(0.92)	(1.18)	12.98	(6.85)	0.66	0.59	1.62	12	18
12-31-2017	14.25	0.22	1.86	2.08	(0.23)	(0.90)	(1.13)	15.20	14.61	0.64	0.58	1.45	14	27
12-31-2016	14.24	0.23	0.72	0.95	(0.24)	(0.70)	(0.94)	14.25	6.66	0.61	0.58	1.57	16	23
Class R4
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
12-31-2019	13.03	0.26	2.18	2.44	(0.27)	(1.03)	(1.30)	14.17	18.79	0.57	0.37	1.82	8	33
12-31-2018	15.26	0.27	(1.29)	(1.02)	(0.29)	(0.92)	(1.21)	13.03	(6.66)	0.51	0.35	1.79	7	18
12-31-2017	14.29	0.23	1.91	2.14	(0.27)	(0.90)	(1.17)	15.26	14.99	0.48	0.33	1.49	13	27
12-31-2016	14.28	0.24	0.74	0.98	(0.27)	(0.70)	(0.97)	14.29	6.90	0.46	0.33	1.68	21	23
Class R5
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
12-31-2019	13.05	0.30	2.17	2.47	(0.30)	(1.03)	(1.33)	14.19	18.99	0.26	0.17	2.07	14	33
12-31-2018	15.28	0.30	(1.29)	(0.99)	(0.32)	(0.92)	(1.24)	13.05	(6.47)	0.21	0.14	1.98	13	18
12-31-2017	14.31	0.30	1.87	2.17	(0.30)	(0.90)	(1.20)	15.28	15.19	0.19	0.14	1.95	19	27
12-31-2016	14.30	0.27	0.74	1.01	(0.30)	(0.70)	(1.00)	14.31	7.10	0.16	0.13	1.86	17	23
Class R6
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
12-31-2019	12.97	0.32	2.15	2.47	(0.31)	(1.03)	(1.34)	14.10	19.09	0.22	0.13	2.24	130	33
12-31-2018	15.20	0.35	(1.33)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.45)	0.16	0.09	2.29	84	18
12-31-2017	14.24	0.35	1.82	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.14	0.08	2.29	73	27
12-31-2016	14.24	0.28	0.73	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.11	0.06	1.92	44	23
Class 1
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
12-31-2019	12.96	0.29	2.17	2.46	(0.30)	(1.03)	(1.33)	14.09	19.06	0.26	0.16	2.03	7,928	33
12-31-2018	15.19	0.31	(1.29)	(0.98)	(0.33)	(0.92)	(1.25)	12.96	(6.50)	0.20	0.13	2.07	7,931	18
12-31-2017	14.24	0.29	1.86	2.15	(0.30)	(0.90)	(1.20)	15.19	15.14	0.17	0.12	1.90	9,797	27
12-31-2016	14.23	0.29	0.72	1.01	(0.30)	(0.70)	(1.00)	14.24	7.16	0.14	0.11	2.00	10,041	23

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO	29

Financial highlights continued

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15
12-31-2019	12.97	0.30	2.17	2.47	(0.31)	(1.03)	(1.34)	14.10	19.10	0.21	0.11	2.12	160	33
12-31-2018	15.20	0.32	(1.30)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.44)	0.15	0.08	2.14	143	18
12-31-2017	14.24	0.31	1.86	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.12	0.07	2.00	165	27
12-31-2016	14.24	0.30	0.71	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.09	0.06	2.10	150	23

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

30	JOHN HANCOCK MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
12-31-2019	12.27	0.28	1.57	1.85	(0.25)	(0.58)	(0.83)	13.29	15.12	0.63	0.55	2.07	661	37
12-31-2018	13.83	0.30	(1.01)	(0.71)	(0.31)	(0.54)	(0.85)	12.27	(5.19)	0.56	0.50	2.19	601	14
12-31-2017	13.30	0.27	1.14	1.41	(0.27)	(0.61)	(0.88)	13.83	10.64	0.55	0.49	1.90	693	28
12-31-2016	13.13	0.28	0.57	0.85	(0.29)	(0.39)	(0.68)	13.30	6.52	0.51	0.48	2.06	680	25
Class C
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
12-31-2019	12.27	0.17	1.58	1.75	(0.08)	(0.58)	(0.66)	13.36	14.31	1.33	1.26	1.26	176	37
12-31-2018	13.83	0.19	(1.00)	(0.81)	(0.21)	(0.54)	(0.75)	12.27	(5.86)	1.26	1.20	1.36	202	14
12-31-2017	13.30	0.16	1.15	1.31	(0.17)	(0.61)	(0.78)	13.83	9.87	1.25	1.20	1.12	299	28
12-31-2016	13.14	0.17	0.57	0.74	(0.19)	(0.39)	(0.58)	13.30	5.69	1.21	1.19	1.30	354	25
Class I
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
12-31-2019	12.22	0.30	1.58	1.88	(0.32)	(0.58)	(0.90)	13.20	15.54	0.33	0.25	2.30	13	37
12-31-2018	13.78	0.37	(1.04)	(0.67)	(0.35)	(0.54)	(0.89)	12.22	(5.00)	0.28	0.20	2.70	15	14
12-31-2017	13.25	0.35	1.10	1.45	(0.31)	(0.61)	(0.92)	13.78	11.01	0.24	0.19	2.54	14	28
12-31-2016	13.09	0.37	0.51	0.88	(0.33)	(0.39)	(0.72)	13.25	6.78	0.20	0.18	2.77	5	25
Class R2
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
12-31-2019	12.22	0.26	1.57	1.83	(0.23)	(0.58)	(0.81)	13.24	15.10	0.71	0.64	1.93	2	37
12-31-2018	13.78	0.26	(0.99)	(0.73)	(0.29)	(0.54)	(0.83)	12.22	(5.39)	0.67	0.61	1.91	3	14
12-31-2017	13.25	0.22	1.18	1.40	(0.26)	(0.61)	(0.87)	13.78	10.57	0.64	0.59	1.60	4	28
12-31-2016	13.09	0.26	0.57	0.83	(0.28)	(0.39)	(0.67)	13.25	6.35	0.60	0.58	1.98	7	25
Class R4
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
12-31-2019	12.21	0.29	1.58	1.87	(0.29)	(0.58)	(0.87)	13.21	15.33	0.58	0.40	2.20	3	37
12-31-2018	13.78	0.29	(0.99)	(0.70)	(0.33)	(0.54)	(0.87)	12.21	(5.14)	0.52	0.36	2.11	3	14
12-31-2017	13.24	0.25	1.19	1.44	(0.29)	(0.61)	(0.90)	13.78	10.93	0.49	0.34	1.78	5	28
12-31-2016	13.09	0.28	0.57	0.85	(0.31)	(0.39)	(0.70)	13.24	6.53	0.45	0.34	2.07	8	25
Class R5
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.53	0.28	0.20	2.37	6	37
12-31-2018	13.79	0.32	(0.99)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.87)	0.21	0.15	2.37	6	14
12-31-2017	13.26	0.32	1.14	1.46	(0.32)	(0.61)	(0.93)	13.79	11.05	0.19	0.14	2.26	10	28
12-31-2016	13.10	0.31	0.58	0.89	(0.34)	(0.39)	(0.73)	13.26	6.82	0.15	0.13	2.31	9	25
Class R6
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
12-31-2019	12.21	0.33	1.56	1.89	(0.34)	(0.58)	(0.92)	13.18	15.65	0.23	0.15	2.47	34	37
12-31-2018	13.77	0.36	(1.02)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.91)	0.17	0.10	2.64	24	14
12-31-2017	13.24	0.31	1.16	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.15	0.09	2.20	25	28
12-31-2016	13.08	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.10	0.07	2.41	29	25
Class 1
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.65	0.26	0.19	2.37	2,113	37
12-31-2018	13.79	0.34	(1.01)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.94)	0.20	0.14	2.51	2,162	14
12-31-2017	13.26	0.31	1.15	1.46	(0.32)	(0.61)	(0.93)	13.79	11.07	0.18	0.13	2.23	2,657	28
12-31-2016	13.10	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.26	6.84	0.14	0.12	2.40	2,821	25

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO	31

Financial highlights continued

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15
12-31-2019	12.21	0.33	1.57	1.90	(0.35)	(0.58)	(0.93)	13.18	15.59	0.21	0.14	2.47	60	37
12-31-2018	13.77	0.35	(1.01)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.82)	0.15	0.09	2.60	53	14
12-31-2017	13.24	0.33	1.14	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.13	0.08	2.33	62	28
12-31-2016	13.08	0.34	0.55	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.09	0.07	2.50	57	25

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

32	JOHN HANCOCK MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
12-31-2019	12.10	0.30	1.09	1.39	(0.23)	(0.24)	(0.47)	13.02	11.57	0.65	0.58	2.31	585	47
12-31-2018	13.06	0.31	(0.79)	(0.48)	(0.32)	(0.16)	(0.48)	12.10	(3.67)	0.57	0.51	2.44	526	11
12-31-2017	12.60	0.27	0.62	0.89	(0.27)	(0.16)	(0.43)	13.06	7.11	0.55	0.50	2.05	611	26
12-31-2016	12.42	0.29	0.38	0.67	(0.28)	(0.21)	(0.49)	12.60	5.40	0.51	0.48	2.26	607	23
Class C
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
12-31-2019	12.10	0.19	1.12	1.31	(0.14)	(0.24)	(0.38)	13.03	10.80	1.35	1.28	1.51	156	47
12-31-2018	13.06	0.21	(0.78)	(0.57)	(0.23)	(0.16)	(0.39)	12.10	(4.35)	1.27	1.21	1.64	180	11
12-31-2017	12.61	0.17	0.62	0.79	(0.18)	(0.16)	(0.34)	13.06	6.27	1.25	1.21	1.28	261	26
12-31-2016	12.42	0.19	0.40	0.59	(0.19)	(0.21)	(0.40)	12.61	4.74	1.21	1.19	1.48	310	23
Class I
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
12-31-2019	12.08	0.33	1.10	1.43	(0.27)	(0.24)	(0.51)	13.00	11.92	0.36	0.28	2.56	14	47
12-31-2018	13.04	0.37	(0.81)	(0.44)	(0.36)	(0.16)	(0.52)	12.08	(3.39)	0.28	0.21	2.89	15	11
12-31-2017	12.58	0.32	0.61	0.93	(0.31)	(0.16)	(0.47)	13.04	7.44	0.24	0.20	2.42	15	26
12-31-2016	12.40	0.39	0.32	0.71	(0.32)	(0.21)	(0.53)	12.58	5.73	0.20	0.18	3.04	11	23
Class R2
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
12-31-2019	12.08	0.28	1.11	1.39	(0.22)	(0.24)	(0.46)	13.01	11.49	0.75	0.67	2.17	3	47
12-31-2018	13.04	0.30	(0.79)	(0.49)	(0.31)	(0.16)	(0.47)	12.08	(3.77)	0.68	0.63	2.37	3	11
12-31-2017	12.59	0.23	0.64	0.87	(0.26)	(0.16)	(0.42)	13.04	6.91	0.63	0.58	1.73	2	26
12-31-2016	12.40	0.25	0.42	0.67	(0.27)	(0.21)	(0.48)	12.59	5.39	0.60	0.58	1.95	4	23
Class R4
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
12-31-2019	12.07	0.33	1.08	1.41	(0.25)	(0.24)	(0.49)	12.99	11.76	0.60	0.43	2.48	3	47
12-31-2018	13.03	0.32	(0.78)	(0.46)	(0.34)	(0.16)	(0.50)	12.07	(3.54)	0.52	0.36	2.46	2	11
12-31-2017	12.58	0.27	0.63	0.90	(0.29)	(0.16)	(0.45)	13.03	7.20	0.49	0.35	2.09	4	26
12-31-2016	12.40	0.30	0.39	0.69	(0.30)	(0.21)	(0.51)	12.58	5.56	0.45	0.34	2.35	6	23
Class R5
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
12-31-2019	12.08	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	13.00	11.97	0.30	0.23	2.63	4	47
12-31-2018	13.04	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.08	(3.34)	0.22	0.16	2.80	4	11
12-31-2017	12.58	0.30	0.64	0.94	(0.32)	(0.16)	(0.48)	13.04	7.49	0.20	0.16	2.33	5	26
12-31-2016	12.40	0.32	0.40	0.72	(0.33)	(0.21)	(0.54)	12.58	5.77	0.15	0.13	2.53	7	23
Class R6
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
12-31-2019	12.07	0.35	1.10	1.45	(0.29)	(0.24)	(0.53)	12.99	12.04	0.25	0.18	2.74	26	47
12-31-2018	13.03	0.40	(0.83)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.30)	0.17	0.11	3.13	21	11
12-31-2017	12.57	0.33	0.62	0.95	(0.33)	(0.16)	(0.49)	13.03	7.56	0.15	0.10	2.53	16	26
12-31-2016	12.39	0.34	0.39	0.73	(0.34)	(0.21)	(0.55)	12.57	5.85	0.10	0.07	2.68	14	23
Class 1
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20
12-31-2019	12.07	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	12.99	11.99	0.29	0.22	2.63	1,583	47
12-31-2018	13.03	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.33)	0.21	0.15	2.78	1,573	11
12-31-2017	12.58	0.31	0.62	0.93	(0.32)	(0.16)	(0.48)	13.03	7.43	0.18	0.14	2.37	1,931	26
12-31-2016	12.39	0.33	0.40	0.73	(0.33)	(0.21)	(0.54)	12.58	5.88	0.13	0.12	2.59	2,149	23

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO	33

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objectives of portfolios are as follows:

Multimanager Lifestyle Aggressive Portfolio

To seek long-term growth of capital. Current income is not a consideration.

Multimanager Lifestyle Growth Portfolio

To seek long-term growth of capital. Current income is also a consideration.

Multimanager Lifestyle Balanced Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Multimanager Lifestyle Moderate Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Multimanager Lifestyle Conservative Portfolio

To seek a high level of current income with some consideration given to growth of capital.

The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair

34	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the portfolios’ investments as of December 31, 2020, by major security category or type:

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,854,048,345	$3,854,048,345	—	—
Common stocks	107,682	—	—	$107,682
Short-term investments	1,022	1,022	—	—
Total investments in securities	$3,854,157,049	$3,854,049,367	—	$107,682

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$10,947,310,739	$10,947,310,739	—	—
Unaffiliated investment companies	105,555,189	105,555,189	—	—
Common stocks	244,637	—	—	$244,637
Short-term investments	1,022	1,022	—	—
Total investments in securities	$11,053,111,587	$11,052,866,950	—	$244,637

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$10,245,292,970	$10,245,292,970	—	—
Unaffiliated investment companies	261,252,699	261,252,699	—	—
Common stocks	151,588	—	—	$151,588
Short-term investments	1,022	1,022	—	—
Total investments in securities	$10,506,698,279	$10,506,546,691	—	$151,588

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,937,368,876	$2,937,368,876	—	—
Unaffiliated investment companies	136,135,389	136,135,389	—	—
Common stocks	25,424	—	—	$25,424
Short-term investments	1,022	1,022	—	—
Total investments in securities	$3,073,530,711	$3,073,505,287	—	$25,424

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	35

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$2,342,947,597	$2,342,947,597	—	—
Unaffiliated investment companies	162,573,108	162,573,108	—	—
Short-term investments	1,022	1,022	—	—
Total investments in securities	$2,505,521,727	$2,505,521,727	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.

Line of credit. Effective June 25, 2020, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the portfolios and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2020, the portfolios had no borrowings under the line of credit.

Commitment fees, including upfront fees, for the year ended December 31, 2020 were as follows:

Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$18,024
Multimanager Lifestyle Growth Portfolio	44,908
Multimanager Lifestyle Balanced Portfolio	44,073
Multimanager Lifestyle Moderate Portfolio	16,123
Multimanager Lifestyle Conservative Portfolio	13,953

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

36	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on December 31, 2020, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,872,703,938	$992,087,587	$(10,634,476)	$981,453,111
Multimanager Lifestyle Growth Portfolio	8,706,252,848	2,372,122,909	(25,264,170)	2,346,858,739
Multimanager Lifestyle Balanced Portfolio	8,664,166,798	1,860,035,111	(17,503,630)	1,842,531,481
Multimanager Lifestyle Moderate Portfolio	2,686,983,133	395,229,685	(8,682,107)	386,547,578
Multimanager Lifestyle Conservative Portfolio	2,309,714,740	202,628,169	(6,821,182)	195,806,987

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.

The tax character of distributions for the year ended December 31, 2020 was as follows:

Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$71,894,814	$149,119,139	$221,013,953
Multimanager Lifestyle Growth Portfolio	253,110,857	402,517,386	655,628,243
Multimanager Lifestyle Balanced Portfolio	276,188,743	316,490,555	592,679,298
Multimanager Lifestyle Moderate Portfolio	93,313,951	57,941,413	151,255,364
Multimanager Lifestyle Conservative Portfolio	97,756,283	9,712,681	107,468,964

The tax character of distributions for the year ended December 31, 2019 was as follows:

Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$51,040,449	$411,000,437	$462,040,886
Multimanager Lifestyle Growth Portfolio	204,081,651	995,961,806	1,200,043,457
Multimanager Lifestyle Balanced Portfolio	244,898,527	677,364,336	922,262,863
Multimanager Lifestyle Moderate Portfolio	83,306,151	114,800,449	198,106,600
Multimanager Lifestyle Conservative Portfolio	56,779,483	34,085,126	90,864,609

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager Lifestyle Aggressive Portfolio	—	$140,584,890
Multimanager Lifestyle Growth Portfolio	$868,040	365,867,582
Multimanager Lifestyle Balanced Portfolio	11,401,670	300,481,780
Multimanager Lifestyle Moderate Portfolio	1,638,424	64,572,359
Multimanager Lifestyle Conservative Portfolio	1,654,251	25,229,565

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	37

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios together with the assets of any applicable fund identified in the advisory agreement.

Management fees are determined in accordance with the following schedule:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
JHF II or JHF III fund assets	0.050%	0.040%
Other assets	0.500%	0.490%

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2022, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the Trust.

For the year ended December 31, 2020, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense reimbursement by class
Portfolio	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$746,060	$2,214	$99,842	$13,163	$4,847	$6,594	$4,821	$4,988	$2,589	$69,754	$3,728,135	—	$4,683,007
Multimanager Lifestyle Growth Portfolio	2,129,908	6,921	349,537	39,035	9,992	13,113	7,129	6,270	8,585	147,095	8,528,203	$367,166	11,612,954
Multimanager Lifestyle Balanced Portfolio	2,031,627	6,758	328,887	40,020	5,538	9,758	9,233	7,126	13,985	138,453	7,284,697	153,103	10,029,185
Multimanager Lifestyle Moderate Portfolio	639,011	2,108	114,246	10,466	2,447	2,803	2,789	2,470	5,646	30,597	1,591,301	48,494	2,452,378
Multimanager Lifestyle Conservative Portfolio	624,327	1,910	105,183	14,104	3,119	2,351	2,164	2,584	2,731	20,651	1,281,377	—	2,060,501

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2020, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.05%
Multimanager Lifestyle Growth Portfolio	0.07%
Multimanager Lifestyle Balanced Portfolio	0.08%

Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.10%
Multimanager Lifestyle Conservative Portfolio	0.13%

38	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2020, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

Class B, Class R1, and Class R3 were redesignated during the period. Refer to Note 5 for further details.

The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended December 31, 2020:

Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$3,680
Multimanager Lifestyle Growth Portfolio	5,538
Multimanager Lifestyle Balanced Portfolio	7,171

Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$3,069
Multimanager Lifestyle Conservative Portfolio	3,112

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2020:

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$249,585	$764,331	$524,000	$182,686	$277,404
Retained for printing prospectus, advertising and sales literature	27,414	84,986	60,584	20,370	30,869
Sales commission to unrelated broker-dealers	222,171	679,345	463,416	162,316	246,535

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended December 31, 2020, CDSCs received by the Distributor for Class A and Class C shares were as follows:

Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$7,883	$6,758
Multimanager Lifestyle Growth Portfolio	17,935	22,515
Multimanager Lifestyle Balanced Portfolio	25,125	22,546
Multimanager Lifestyle Moderate Portfolio	16,784	5,908
Multimanager Lifestyle Conservative Portfolio	46,541	4,037

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	39

Class level expenses. Class level expenses for the year ended December 31, 2020 were as follows:

Portfolio	Class	Distribution and service fees	Transfer agent fees

Multimanager Lifestyle Aggressive Portfolio	Class A	$1,495,895	$620,034
	Class B	15,963	2,011
	Class C	735,771	91,777
	Class I	—	10,897
	Class R1	25,821	454
	Class R2	24,058	612
	Class R3	22,066	465
	Class R4	12,897	467
	Class R5	919	243
	Class R6	—	6,512
	Class 1	1,377,047	—
	Total	$3,710,437	$733,472

Multimanager Lifestyle Growth Portfolio	Class A	$5,008,471	$2,076,047
	Class B	60,607	7,665
	Class C	3,084,613	385,238
	Class I	—	38,049
	Class R1	65,256	1,137
	Class R2	56,346	1,440
	Class R3	38,868	825
	Class R4	19,279	701
	Class R5	3,747	961
	Class R6	—	16,430
	Class 1	3,765,217	—
	Total	$12,102,404	$2,528,493

Multimanager Lifestyle Balanced Portfolio	Class A	$5,357,361	$2,220,940
	Class B	68,194	8,630
	Class C	3,314,922	414,423
	Class I	—	43,752
	Class R1	40,676	723
	Class R2	46,243	1,214
	Class R3	58,617	1,229
	Class R4	25,006	908
	Class R5	6,886	1,775
	Class R6	—	17,594
	Class 1	3,666,075	—
	Total	$12,583,980	$2,711,188

Multimanager Lifestyle Moderate Portfolio	Class A	$2,019,561	$837,124
	Class B	26,303	3,326
	Class C	1,420,944	177,668
	Class I	—	13,709
	Class R1	22,374	394
	Class R2	16,870	423
	Class R3	22,212	460
	Class R4	10,713	390
	Class R5	3,413	880
	Class R6	—	4,792
	Class 1	988,108	—
	Total	$4,530,498	$1,039,166

40   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Conservative Portfolio	Class A	$1,920,241	$795,052
	Class B	23,618	2,985
	Class C	1,276,082	159,702
	Class I	—	17,961
	Class R1	28,085	489
	Class R2	13,221	333
	Class R3	15,339	341
	Class R4	10,897	394
	Class R5	1,606	413
	Class R6	—	3,182
	Class 1	771,518	—
	Total	$4,060,607	$980,852

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Multimanager Lifestyle Balanced Portfolio	Borrower	$13,983,112	3	1.070%	$(1,247)

Note 5 — Portfolio share transactions

Transactions in portfolios’ shares for the years ended December 31, 2020 and 2019 were as follows:

Multimanager Lifestyle Aggressive Portfolio	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class A shares
Sold	6,086,715	$85,704,177	3,483,689	$52,040,304
Distributions reinvested	2,024,949	32,479,983	4,344,644	62,692,670
Repurchased	(7,267,080)	(100,404,825)	(5,180,329)	(77,202,680)
Net increase	844,584	$17,779,335	2,648,004	$37,530,294
Class B shares
Sold	2,473	$26,621	1,466	$22,034
Distributions reinvested	—	—	27,389	396,317
Repurchased	(241,424)	(3,373,144)	(229,841)	(3,416,963)
Net decrease	(238,951)	$(3,346,523)	(200,986)	$(2,998,612)
Class C shares
Sold	537,503	$7,230,838	505,274	$7,523,391
Distributions reinvested	197,540	3,176,435	705,082	10,209,373
Repurchased	(2,894,100)	(42,118,060)	(1,995,147)	(29,692,593)
Net decrease	(2,159,057)	$(31,710,787)	(784,791)	$(11,959,829)
Class I shares
Sold	272,837	$3,861,658	360,728	$5,460,093
Distributions reinvested	24,976	399,117	89,379	1,284,380
Repurchased	(602,711)	(8,226,902)	(401,833)	(5,918,583)
Net increase (decrease)	(304,898)	$(3,966,127)	48,274	$825,890

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   41

Multimanager Lifestyle Aggressive Portfolio, Cont’d	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class R1 shares
Sold	39,411	$533,386	53,830	$800,514
Distributions reinvested	—	—	37,521	542,553
Repurchased	(366,818)	(5,479,027)	(130,239)	(1,972,582)
Net decrease	(327,407)	$(4,945,641)	(38,888)	$(629,515)
Class R2 shares
Sold	560,266	$8,472,180	57,065	$839,925
Distributions reinvested	35,455	563,739	29,862	427,325
Repurchased	(222,982)	(3,241,296)	(70,009)	(1,031,422)
Net increase	372,739	$5,794,623	16,918	$235,828
Class R3 shares
Sold	110,013	$1,490,697	166,026	$2,456,419
Distributions reinvested	—	—	70,075	1,007,673
Repurchased	(696,983)	(8,697,718)	(239,123)	(3,611,571)
Net decrease	(586,970)	$(7,207,021)	(3,022)	$(147,479)
Class R4 shares
Sold	109,807	$1,545,287	73,328	$1,087,169
Distributions reinvested	14,201	226,503	40,783	584,829
Repurchased	(304,257)	(4,474,787)	(103,345)	(1,539,317)
Net increase (decrease)	(180,249)	$(2,702,997)	10,766	$132,681
Class R5 shares
Sold	93,372	$1,249,256	60,271	$884,180
Distributions reinvested	9,378	149,960	17,894	257,138
Repurchased	(117,354)	(1,536,515)	(123,075)	(1,832,419)
Net decrease	(14,604)	$(137,299)	(44,910)	$(691,101)
Class R6 shares
Sold	1,105,352	$15,585,767	1,700,019	$25,329,082
Distributions reinvested	184,821	2,953,440	427,492	6,138,782
Repurchased	(1,538,381)	(23,034,395)	(1,180,745)	(17,617,791)
Net increase (decrease)	(248,208)	$(4,495,188)	946,766	$13,850,073
Class 1 shares
Sold	1,992,399	$25,313,596	1,261,060	$18,656,387
Distributions reinvested	11,331,504	180,624,181	26,318,697	377,410,116
Repurchased	(29,428,069)	(415,344,219)	(33,924,395)	(504,667,482)
Net decrease	(16,104,166)	$(209,406,442)	(6,344,638)	$(108,600,979)
Total net decrease	(18,947,187)	$(244,344,067)	(3,746,507)	$(72,452,749)

Multimanager Lifestyle Growth Portfolio	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class A shares
Sold	20,358,969	$295,912,809	10,875,856	$162,810,706
Distributions reinvested	7,066,372	111,719,426	12,629,951	182,248,620
Repurchased	(21,235,684)	(299,054,108)	(17,955,628)	(266,795,383)
Net increase	6,189,657	$108,578,127	5,550,179	$78,263,943

42   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Multimanager Lifestyle Growth Portfolio, Cont’d	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class B shares
Sold	4,630	$61,457	1,808	$27,014
Distributions reinvested	—	—	96,517	1,398,527
Repurchased	(966,647)	(13,549,599)	(1,115,227)	(16,531,470)
Net decrease	(962,017)	$(13,488,142)	(1,016,902)	$(15,105,929)
Class C shares
Sold	1,312,187	$18,278,392	1,511,373	$22,393,663
Distributions reinvested	795,003	12,576,118	2,666,327	38,554,765
Repurchased	(13,295,611)	(194,693,844)	(8,782,103)	(130,549,673)
Net decrease	(11,188,421)	$(163,839,334)	(4,604,403)	$(69,601,245)
Class I shares
Sold	1,242,338	$17,646,647	837,826	$12,417,552
Distributions reinvested	125,089	1,963,899	252,221	3,614,329
Repurchased	(1,438,527)	(20,109,083)	(1,231,131)	(18,095,650)
Net decrease	(71,100)	$(498,537)	(141,084)	$(2,063,769)
Class R1 shares
Sold	51,066	$720,942	69,453	$1,028,607
Distributions reinvested	—	—	95,470	1,385,270
Repurchased	(976,934)	(14,548,178)	(279,539)	(4,191,963)
Net decrease	(925,868)	$(13,827,236)	(114,616)	$(1,778,086)
Class R2 shares
Sold	1,169,880	$17,597,129	124,289	$1,825,203
Distributions reinvested	89,270	1,398,866	68,499	980,220
Repurchased	(353,908)	(4,993,345)	(223,049)	(3,236,254)
Net increase (decrease)	905,242	$14,002,650	(30,261)	$(430,831)
Class R3 shares
Sold	76,339	$1,005,047	116,626	$1,728,516
Distributions reinvested	—	—	87,309	1,257,243
Repurchased	(907,250)	(12,291,606)	(206,168)	(3,040,319)
Net decrease	(830,911)	$(11,286,559)	(2,233)	$(54,560)
Class R4 shares
Sold	31,752	$445,481	73,231	$1,075,965
Distributions reinvested	20,498	323,461	44,029	634,012
Repurchased	(164,890)	(2,514,990)	(86,509)	(1,221,176)
Net increase (decrease)	(112,640)	$(1,746,048)	30,751	$488,801
Class R5 shares
Sold	73,255	$1,079,425	66,815	$984,701
Distributions reinvested	28,713	454,533	62,064	895,576
Repurchased	(202,220)	(3,010,093)	(185,324)	(2,759,080)
Net decrease	(100,252)	$(1,476,135)	(56,445)	$(878,803)
Class R6 shares
Sold	3,154,048	$44,348,877	4,016,295	$59,532,671
Distributions reinvested	451,327	7,094,853	900,151	12,908,166
Repurchased	(4,297,731)	(62,987,243)	(2,690,578)	(40,072,971)
Net increase (decrease)	(692,356)	$(11,543,513)	2,225,868	$32,367,866

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   43

Multimanager Lifestyle Growth Portfolio, Cont’d	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,376,173	$19,126,698	761,089	$11,309,697
Distributions reinvested	31,501,085	495,197,048	63,771,041	914,476,733
Repurchased	(84,565,466)	(1,200,817,960)	(95,421,876)	(1,413,455,039)
Net decrease	(51,688,208)	$(686,494,214)	(30,889,746)	$(487,668,609)
Class 5 shares
Sold	531,380	$7,337,172	635,140	$9,380,833
Distributions reinvested	1,434,709	22,510,588	2,607,670	37,341,839
Repurchased	(1,759,595)	(25,244,643)	(1,409,681)	(20,930,324)
Net increase	206,494	$4,603,117	1,833,129	$25,792,348
Total net decrease	(59,270,380)	$(777,015,824)	(27,215,763)	$(440,668,874)

Multimanager Lifestyle Balanced Portfolio	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class A shares
Sold	24,299,951	$349,843,636	14,618,703	$212,490,993
Distributions reinvested	7,231,570	109,771,249	10,484,845	149,404,466
Repurchased	(23,591,061)	(330,237,925)	(20,849,011)	(300,497,223)
Net increase	7,940,460	$129,376,960	4,254,537	$61,398,236
Class B shares
Sold	6,737	$92,800	3,284	$48,201
Distributions reinvested	133	1,892	79,743	1,133,755
Repurchased	(1,046,587)	(14,559,808)	(1,166,041)	(16,772,867)
Net decrease	(1,039,717)	$(14,465,116)	(1,083,014)	$(15,590,911)
Class C shares
Sold	982,496	$13,650,873	1,302,048	$18,722,576
Distributions reinvested	755,164	11,590,741	2,253,490	32,080,581
Repurchased	(15,291,770)	(220,829,022)	(10,852,463)	(156,416,179)
Net decrease	(13,554,110)	$(195,587,408)	(7,296,925)	$(105,613,022)
Class I shares
Sold	968,377	$13,616,537	1,307,554	$18,716,928
Distributions reinvested	131,630	1,972,681	235,817	3,338,457
Repurchased	(1,596,542)	(22,115,621)	(1,744,764)	(24,971,678)
Net decrease	(496,535)	$(6,526,403)	(201,393)	$(2,916,293)
Class R1 shares
Sold	30,893	$423,672	84,000	$1,198,553
Distributions reinvested	1,447	19,435	49,437	700,298
Repurchased	(638,082)	(9,237,984)	(496,872)	(7,067,808)
Net decrease	(605,742)	$(8,794,877)	(363,435)	$(5,168,957)
Class R2 shares
Sold	1,205,477	$17,926,311	94,194	$1,345,432
Distributions reinvested	65,726	1,001,253	31,957	452,183
Repurchased	(485,261)	(6,759,643)	(337,717)	(4,770,067)
Net increase (decrease)	785,942	$12,167,921	(211,566)	$(2,972,452)

44   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Multimanager Lifestyle Balanced Portfolio, Cont’d	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class R3 shares
Sold	125,779	$1,724,711	320,190	$4,587,163
Distributions reinvested	3,189	42,253	103,738	1,472,695
Repurchased	(1,408,170)	(19,358,923)	(351,102)	(5,035,434)
Net increase (decrease)	(1,279,202)	$(17,591,959)	72,826	$1,024,424
Class R4 shares
Sold	53,055	$742,487	230,727	$3,271,597
Distributions reinvested	28,567	431,209	45,422	646,137
Repurchased	(100,824)	(1,391,254)	(281,390)	(4,023,050)
Net decrease	(19,202)	$(217,558)	(5,241)	$(105,316)
Class R5 shares
Sold	242,367	$3,400,120	192,438	$2,761,424
Distributions reinvested	60,074	906,860	85,430	1,217,031
Repurchased	(249,797)	(3,438,301)	(289,897)	(4,117,254)
Net increase (decrease)	52,644	$868,679	(12,029)	$(138,799)
Class R6 shares
Sold	4,090,616	$57,193,226	4,729,909	$67,696,331
Distributions reinvested	468,812	6,984,457	737,221	10,430,394
Repurchased	(5,515,427)	(80,672,438)	(2,761,859)	(39,700,385)
Net increase (decrease)	(955,999)	$(16,494,755)	2,705,271	$38,426,340
Class 1 shares
Sold	2,359,124	$32,096,135	2,153,014	$30,885,155
Distributions reinvested	29,964,589	448,254,151	49,762,900	704,102,099
Repurchased	(85,815,722)	(1,198,083,171)	(101,158,869)	(1,451,166,900)
Net decrease	(53,492,009)	$(717,732,885)	(49,242,955)	$(716,179,646)
Class 5 shares
Sold	471,283	$6,491,845	471,035	$6,732,978
Distributions reinvested	652,455	9,760,567	992,762	14,055,998
Repurchased	(1,435,002)	(20,198,491)	(1,105,065)	(15,903,746)
Net increase (decrease)	(311,264)	$(3,946,079)	358,732	$4,885,230
Total net decrease	(62,974,734)	$(838,943,480)	(51,025,192)	$(742,951,166)

Multimanager Lifestyle Moderate Portfolio	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class A shares
Sold	12,677,036	$170,088,947	6,937,677	$92,872,242
Distributions reinvested	2,511,977	34,876,204	2,878,919	38,350,699
Repurchased	(10,037,105)	(131,970,595)	(9,043,969)	(119,980,499)
Net increase	5,151,908	$72,994,556	772,627	$11,242,442
Class B shares
Sold	3,321	$36,755	16,989	$220,479
Distributions reinvested	772	9,837	21,078	281,821
Repurchased	(430,315)	(5,718,499)	(589,957)	(7,825,438)
Net decrease	(426,222)	$(5,671,907)	(551,890)	$(7,323,138)

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   45

Multimanager Lifestyle Moderate Portfolio, Cont’d	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class C shares
Sold	684,948	$9,227,609	802,366	$10,590,752
Distributions reinvested	308,673	4,331,462	617,664	8,271,535
Repurchased	(6,815,481)	(92,603,221)	(4,706,097)	(62,466,815)
Net decrease	(5,821,860)	$(79,044,150)	(3,286,067)	$(43,604,528)
Class I shares
Sold	384,470	$5,122,725	454,428	$5,999,728
Distributions reinvested	37,729	517,056	58,470	774,025
Repurchased	(598,558)	(7,796,518)	(787,995)	(10,328,416)
Net decrease	(176,359)	$(2,156,737)	(275,097)	$(3,554,663)
Class R1 shares
Sold	22,017	$288,305	69,575	$929,947
Distributions reinvested	1,737	22,221	17,209	229,339
Repurchased	(346,166)	(4,721,370)	(177,893)	(2,359,551)
Net decrease	(322,412)	$(4,410,844)	(91,109)	$(1,200,265)
Class R2 shares
Sold	527,144	$7,275,988	58,155	$777,249
Distributions reinvested	23,467	328,824	7,121	94,497
Repurchased	(103,941)	(1,409,115)	(106,103)	(1,400,023)
Net increase (decrease)	446,670	$6,195,697	(40,827)	$(528,277)
Class R3 shares
Sold	42,092	$538,025	92,015	$1,225,843
Distributions reinvested	2,450	30,889	26,303	350,068
Repurchased	(519,232)	(6,747,319)	(71,785)	(948,531)
Net increase (decrease)	(474,690)	$(6,178,405)	46,533	$627,380
Class R4 shares
Sold	59,890	$806,258	124,834	$1,645,159
Distributions reinvested	11,406	156,719	15,162	200,819
Repurchased	(98,238)	(1,317,813)	(127,133)	(1,677,571)
Net increase (decrease)	(26,942)	$(354,836)	12,863	$168,407
Class R5 shares
Sold	297,174	$3,943,214	82,842	$1,096,110
Distributions reinvested	30,613	421,145	30,093	398,679
Repurchased	(177,623)	(2,366,943)	(165,913)	(2,173,265)
Net increase (decrease)	150,164	$1,997,416	(52,978)	$(678,476)
Class R6 shares
Sold	1,292,098	$16,697,725	1,766,738	$23,209,470
Distributions reinvested	115,302	1,576,143	135,706	1,794,437
Repurchased	(1,322,419)	(17,791,096)	(1,292,063)	(17,171,848)
Net increase	84,981	$482,772	610,381	$7,832,059
Class 1 shares
Sold	2,606,193	$34,300,215	2,385,774	$31,707,399
Distributions reinvested	7,601,568	104,269,552	10,682,044	141,539,227
Repurchased	(24,037,423)	(313,709,998)	(29,894,575)	(396,657,357)
Net decrease	(13,829,662)	$(175,140,231)	(16,826,757)	$(223,410,731)

46   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Multimanager Lifestyle Moderate Portfolio, Cont’d	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class 5 shares
Sold	540,064	$7,075,084	411,424	$5,416,833
Distributions reinvested	241,052	3,299,848	304,548	4,026,693
Repurchased	(718,444)	(9,561,256)	(519,618)	(6,890,668)
Net increase	62,672	$813,676	196,354	$2,552,858
Total net decrease	(15,181,752)	$(190,472,993)	(19,485,967)	$(257,876,932)

Multimanager Lifestyle Conservative Portfolio	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class A shares
Sold	23,990,678	$316,532,440	9,094,333	$118,215,440
Distributions reinvested	2,146,288	28,380,722	1,524,490	19,823,781
Repurchased	(14,707,724)	(192,080,180)	(9,197,630)	(118,568,750)
Net increase	11,429,242	$152,832,982	1,421,193	$19,470,471
Class B shares
Sold	4,612	$57,678	22,688	$293,518
Distributions reinvested	2,569	31,608	12,183	158,497
Repurchased	(396,676)	(5,156,676)	(461,307)	(5,931,017)
Net decrease	(389,495)	$(5,067,390)	(426,436)	$(5,479,002)
Class C shares
Sold	1,055,730	$13,735,646	703,346	$9,057,256
Distributions reinvested	251,510	3,298,036	302,837	3,940,414
Repurchased	(7,135,990)	(94,484,536)	(3,892,454)	(50,055,641)
Net decrease	(5,828,750)	$(77,450,854)	(2,886,271)	$(37,057,971)
Class I shares
Sold	664,063	$8,786,630	400,258	$5,151,662
Distributions reinvested	51,924	686,069	38,471	499,161
Repurchased	(460,241)	(5,952,395)	(609,542)	(7,782,973)
Net increase (decrease)	255,746	$3,520,304	(170,813)	$(2,132,150)
Class R1 shares
Sold	92,959	$1,219,083	93,505	$1,202,514
Distributions reinvested	5,121	63,842	12,574	163,376
Repurchased	(481,357)	(6,375,608)	(280,252)	(3,565,330)
Net decrease	(383,277)	$(5,092,683)	(174,173)	$(2,199,440)
Class R2 shares
Sold	614,770	$8,237,467	21,564	$277,304
Distributions reinvested	17,628	238,499	6,006	77,977
Repurchased	(154,786)	(2,027,840)	(42,937)	(545,459)
Net increase (decrease)	477,612	$6,448,126	(15,367)	$(190,178)
Class R3 shares
Sold	57,730	$734,832	52,485	$671,885
Distributions reinvested	3,960	49,589	9,510	123,311
Repurchased	(341,692)	(4,461,237)	(65,055)	(832,059)
Net decrease	(280,002)	$(3,676,816)	(3,060)	$(36,863)

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   47

Multimanager Lifestyle Conservative Portfolio, Cont’d	Year Ended 12-31-20		Year Ended 12-31-19

	Shares	Amount	Shares	Amount
Class R4 shares
Sold	62,886	$820,685	99,324	$1,255,183
Distributions reinvested	10,337	135,331	8,420	109,198
Repurchased	(101,371)	(1,348,439)	(45,657)	(590,147)
Net increase (decrease)	(28,148)	$(392,423)	62,087	$774,234
Class R5 shares
Sold	141,491	$1,846,801	59,562	$773,655
Distributions reinvested	11,087	146,174	10,870	141,055
Repurchased	(182,231)	(2,396,186)	(127,635)	(1,616,756)
Net decrease	(29,653)	$(403,211)	(57,203)	$(702,046)
Class R6 shares
Sold	694,714	$9,052,102	690,661	$8,883,897
Distributions reinvested	73,878	962,696	73,391	951,842
Repurchased	(1,222,616)	(16,167,780)	(524,805)	(6,693,163)
Net increase (decrease)	(454,024)	$(6,152,982)	239,247	$3,142,576
Class 1 shares
Sold	9,668,795	$126,606,472	4,949,579	$63,830,045
Distributions reinvested	5,463,722	71,703,124	4,886,067	63,354,688
Repurchased	(19,518,559)	(254,610,241)	(18,331,687)	(234,989,152)
Net decrease	(4,386,042)	$(56,300,645)	(8,496,041)	$(107,804,419)
Total net increase (decrease)	383,209	$8,264,408	(10,506,837)	$(132,214,788)

Affiliates of the Trust owned shares of the following classes of the portfolios on December 31, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	2%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class R6	1%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class R6	2%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B, Class R1, and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses.

The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.

Redesignation	Effective date	Multimanager Lifestyle Aggressive Portfolio Amount	Multimanager Lifestyle Growth Portfolio Amount	Multimanager Lifestyle Balanced Portfolio Amount	Multimanager Lifestyle Moderate Portfolio Amount	Multimanager Lifestyle Conservative Portfolio Amount
Class R3 shares as Class R2 shares	October 9, 2020	$3,017,450	$6,201,685	$10,183,188	$3,650,239	$3,493,263
Class B shares as Class A shares	October 14, 2020	$1,453,049	$4,675,112	$4,551,534	$1,936,872	$1,610,552
Class R1 shares as Class R2 shares	October 23, 2020	$4,533,878	$10,081,744	$6,509,654	$3,181,165	$4,463,202

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2020:

48   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	—	$366,386,751	—	$634,031,462
Multimanager Lifestyle Growth Portfolio	—	1,335,887,114	$65,717,010	2,139,408,560
Multimanager Lifestyle Balanced Portfolio	—	1,447,282,517	117,496,441	2,207,374,706
Multimanager Lifestyle Moderate Portfolio	—	441,786,300	26,679,207	604,866,494
Multimanager Lifestyle Conservative Portfolio	—	488,574,762	56,346,272	412,972,956

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets. At December 31, 2020, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio	JHF Global Thematic Opportunities Fund	23.0%
	JHF II International Strategic Equity Allocation Fund	17.6%
	JHF International Dynamic Growth Fund	15.7%
	JHF II U.S. Sector Rotation Fund	15.7%
	JHF II Mid Value Fund	15.3%
	JHF II Science & Technology Fund	15.3%
	JHF II Small Cap Value Fund	14.3%
	JHF II Health Sciences Fund	13.9%
	JHF Diversified Macro Fund	13.8%
	JHF II International Small Company Fund	13.7%
	JHF II Small Cap Growth Fund	13.7%
	JHF Diversified Real Assets Fund	12.8%
	JHF Emerging Markets Equity Fund	12.6%
	JHF II Equity Income Fund	12.6%
	JHF II Mid Cap Stock Fund	10.0%
	JHF Small Cap Core Fund	10.0%
	JHF II Capital Appreciation Value Fund	9.6%
	JHF Disciplined Value International Fund	9.4%
	JHF Financial Industries Fund	8.5%
	JHF II Global Equity Fund	7.6%
	JHF II Fundamental Global Franchise Fund	6.7%
	JHF II Capital Appreciation Fund	6.5%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	50.2%
	JHF II International Strategic Equity Allocation Fund	43.9%
	JHF II U.S. Sector Rotation Fund	39.4%
	JHF II Health Sciences Fund	37.1%
	JHF II Mid Value Fund	36.5%
	JHF II Science & Technology Fund	36.2%
	JHF Diversified Real Assets Fund	32.4%
	JHF II International Small Company Fund	31.7%
	JHF International Dynamic Growth Fund	31.4%
	JHF II Small Cap Value Fund	31.0%
	JHF II Equity Income Fund	31.0%
	JHF Diversified Macro Fund	30.4%
	JHF II Capital Appreciation Value Fund	29.4%
	JHF II Small Cap Growth Fund	28.1%
	JHF II Mid Cap Stock Fund	24.3%
	JHF Small Cap Core Fund	23.9%
	JHF Emerging Markets Equity Fund	23.2%
	JHF II Fundamental Global Franchise Fund	22.8%
	JHF II Global Equity Fund	22.4%
	JHF Disciplined Value International Fund	21.9%
	JHF Financial Industries Fund	20.6%

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   49

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II Emerging Markets Debt Fund	20.5%
	JHF II Capital Appreciation Fund	16.3%
	JHF II Floating Rate Income Fund	15.8%
	JHF II U.S. High Yield Bond Fund	14.9%
	JHF II Absolute Return Currency Fund	14.2%
	JHF High Yield Fund	13.5%
	JHF II Short Duration Credit Opportunities Fund	12.6%
	JHF II Blue Chip Growth Fund	11.5%
	JHF II Core Bond Fund	10.7%
	JHF Fundamental Large Cap Core Fund	8.9%
	JHF III Global Shareholder Yield Fund	7.9%
	JHF II Strategic Income Opportunities Fund	6.9%
Multimanager Lifestyle Balanced Portfolio
	JHF II Asia Pacific Total Return Bond Fund	46.5%
	JHF II Emerging Markets Debt Fund	36.0%
	JHF II U.S. Sector Rotation Fund	35.4%
	JHF II Multi-Asset High Income Fund	33.8%
	JHF II Short Duration Credit Opportunities Fund	32.8%
	JHF II Capital Appreciation Value Fund	29.7%
	JHF II Floating Rate Income Fund	28.4%
	JHF II International Strategic Equity Allocation Fund	28.1%
	JHF II Health Sciences Fund	27.8%
	JHF II U.S. High Yield Bond Fund	27.6%
	JHF Global Thematic Opportunities Fund	26.3%
	JHF International Dynamic Growth Fund	25.9%
	JHF Diversified Real Assets Fund	25.3%
	JHF II Fundamental Global Franchise Fund	24.5%
	JHF II Science & Technology Fund	24.5%
	JHF High Yield Fund	24.5%
	JHF II Small Cap Value Fund	23.0%
	JHF II Mid Value Fund	22.9%
	JHF II Core Bond Fund	22.0%
	JHF II Equity Income Fund	21.7%
	JHF II Small Cap Growth Fund	20.2%
	JHF Diversified Macro Fund	20.0%
	JHF II Global Equity Fund	19.8%
	JHF II International Small Company Fund	17.5%
	JHF II Strategic Income Opportunities Fund	16.1%
	JHF Small Cap Core Fund	15.4%
	JHF II Mid Cap Stock Fund	15.0%
	JHF Disciplined Value International Fund	14.9%
	JHF Financial Industries Fund	14.7%
	JHF II Absolute Return Currency Fund	13.7%
	JHF Emerging Markets Equity Fund	13.6%
	JHF II Capital Appreciation Fund	10.9%
	JHF II Blue Chip Growth Fund	8.2%
	JHF III Global Shareholder Yield Fund	7.1%
	JHF Fundamental Large Cap Core Fund	6.2%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	30.0%
	JHF II Asia Pacific Total Return Bond Fund	28.9%
	JHF Short Duration Bond Fund	26.2%
	JHF Alternative Risk Premia Fund	20.3%
	JHF II Core Bond Fund	13.4%
	JHF II Emerging Markets Debt Fund	13.4%
	JHF II Floating Rate Income Fund	12.6%

50   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II U.S. High Yield Bond Fund	10.3%
	JHF II Short Duration Credit Opportunities Fund	10.3%
	JHF II Capital Appreciation Value Fund	9.1%
	JHF High Yield Fund	9.1%
	JHF II Fundamental Global Franchise Fund	7.5%
	JHF II U.S. Sector Rotation Fund	6.8%
	JHF II International Strategic Equity Allocation Fund	6.5%
	JHF II Absolute Return Currency Fund	6.4%
	JHF Diversified Real Assets Fund	5.9%
	JHF II Global Equity Fund	5.7%
	JHF II Strategic Income Opportunities Fund	5.5%
	JHF II Small Cap Value Fund	5.5%
	JHF International Dynamic Growth Fund	5.4%
	JHF II Small Cap Growth Fund	5.2%
Multimanager Lifestyle Conservative Portfolio
	JHF Short Duration Bond Fund	32.5%
	JHF II Multi-Asset High Income Fund	32.4%
	JHF II Asia Pacific Total Return Bond Fund	24.6%
	JHF Alternative Risk Premia Fund	21.1%
	JHF II Core Bond Fund	16.1%
	JHF II Floating Rate Income Fund	13.6%
	JHF II Emerging Markets Debt Fund	12.1%
	JHF II Short Duration Credit Opportunities Fund	10.7%
	JHF Infrastructure Fund	9.5%
	JHF High Yield Fund	9.4%
	JHF II U.S. High Yield Bond Fund	8.5%
	JHF II Absolute Return Currency Fund	6.8%
	JHF II Strategic Income Opportunities Fund	5.4%

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	—	$17,268,235	—	$(19,775,424)	$2,741,399	$(234,210)	—	—	—
Blue Chip Growth	4,298,308	237,052,628	$12,200,757	(63,775,265)	6,147,083	49,810,769	—	$10,846,109	$241,435,972
Capital Appreciation	6,814,063	140,556,897	25,796,933	(64,515,411)	21,986,447	16,885,528	—	23,491,015	140,710,394
Capital Appreciation Value	13,270,597	143,128,489	27,846,599	(22,876,193)	(325,481)	(2,194,969)	$1,551,602	21,853,648	145,578,445
Disciplined Value	7,410,522	141,393,127	16,964,145	(7,588,908)	(271,262)	3,567,661	2,531,233	—	154,064,763
Disciplined Value International	14,454,699	206,459,940	4,158,813	(26,779,643)	(4,042,318)	7,102,460	2,850,370	—	186,899,252
Diversified Macro	3,879,013	36,632,722	9,722,459	(8,104,080)	(1,048,802)	(855,951)	786,456	—	36,346,348
Diversified Real Assets	12,077,544	124,376,222	4,091,251	(5,834,390)	(1,773,636)	(10,229,143)	2,695,223	—	110,630,304
Emerging Markets Equity	17,876,063	251,775,451	11,585,323	(58,282,477)	7,046,179	51,189,938	2,033,982	8,565,274	263,314,414

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   51

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	13,677,603	$238,440,177	$31,816,239	$(18,381,466)	$(966,001)	$2,947,356	$5,158,653	$1,529,829	$253,856,305
Financial Industries	3,042,074	56,258,775	8,176,007	(7,606,303)	383,495	(1,085,701)	843,051	2,226,857	56,126,273
Fundamental Global Franchise	2,478,597	29,601,052	2,547,199	(2,568,428)	(208,392)	1,586,249	13,905	2,312,644	30,957,680
Fundamental Large Cap Core	4,119,817	235,609,576	1,488,615	(22,687,642)	2,984,392	41,782,753	1,488,616	—	259,177,694
Global Equity	5,009,086	62,902,236	1,799,337	(2,211,459)	(51,069)	3,179,981	569,291	918,736	65,619,026
Global Shareholder Yield	3,354,330	39,732,013	2,921,400	(4,071,359)	330,428	(1,712,960)	1,083,268	—	37,199,522
Global Thematic Opportunities	6,348,967	83,252,961	4,997,196	(9,295,422)	613,305	6,968,377	581,166	4,416,028	86,536,417
Health Sciences	10,862,706	49,104,736	12,323,603	(7,425,238)	323,096	10,415,533	—	3,916,737	64,741,730
International Dynamic Growth	3,011,401	55,742,482	2,861,104	(24,053,547)	2,231,819	7,003,910	—	2,337,115	43,785,768
International Growth	3,897,321	150,713,758	1,005,552	(32,733,404)	3,867,011	20,256,697	435,268	—	143,109,614
International Small Company	9,871,709	120,254,275	3,490,769	(13,640,654)	(212,487)	6,199,396	1,784,797	1,447,058	116,091,299
International Strategic Equity Allocation	29,371,829	297,697,784	6,444,574	(17,247,018)	(864,083)	25,310,127	5,193,053	—	311,341,384
Mid Cap Stock	7,508,717	177,606,314	47,494,855	(71,435,963)	16,740,900	29,851,385	—	46,021,618	200,257,491
Mid Value	13,128,136	192,406,841	23,492,743	(15,748,268)	(491,742)	15,379,298	2,619,598	4,872,839	215,038,872
Multifactor Emerging Markets ETF	2,667,923	85,087,211	1,119,790	(13,435,182)	(759,901)	5,891,434	1,362,614	—	77,903,352
Multifactor Mid Cap ETF	869,012	37,168,910	1,342,950	(4,625,861)	147,847	5,045,624	417,348	—	39,079,470
Multifactor Small Cap ETF	948,721	27,628,988	2,618,717	(4,362,660)	(8,475)	3,211,216	334,583	—	29,087,786
Science & Technology	10,103,546	48,101,710	11,815,279	(22,577,491)	(1,534,087)	14,106,108	94,018	9,535,257	49,911,519
Seaport Long/Short	—	15,107,637	—	(14,563,246)	1,821,345	(2,365,736)	—	—	—
Small Cap Core	6,453,764	64,752,302	20,041,033	(4,741,548)	491,242	18,974,008	158,767	1,297,921	99,517,037
Small Cap Growth	3,975,031	72,892,592	8,697,873	(15,486,420)	650,440	23,796,728	—	3,294,216	90,551,213
Small Cap Value	5,394,051	74,002,631	36,477,374	(7,463,759)	(1,521,925)	7,087,935	434,720	—	108,582,256
U.S. Sector Rotation	18,867,250	188,007,384	21,048,263	(20,137,335)	(1,461,786)	9,140,219	2,894,391	16,977,681	196,596,745
					$52,964,981	$368,012,020	$37,915,973	$165,860,582	$3,854,048,345
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	4,987,213	$86,081,254	$2,928,229	$(50,799,320)	$5,010,252	$8,895,962	—	—	$52,116,377

52   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Asia Pacific Total Return Bond	—	$66,448,955	—	$(64,341,905)	$(1,415,045)	$(692,005)	—	—	—
Blue Chip Growth	10,482,919	564,626,660	$31,288,560	(147,005,370)	17,520,526	122,395,190	—	$26,452,009	$588,825,566
Bond	25,746,329	426,717,351	79,570,387	(88,062,101)	150,753	14,419,398	$13,934,431	4,528,524	432,795,788
Capital Appreciation	17,027,816	338,773,817	65,021,999	(152,173,541)	52,274,307	47,727,822	—	58,794,043	351,624,404
Capital Appreciation Value	40,660,287	441,554,328	76,755,403	(65,799,804)	69,107	(6,535,691)	4,754,011	66,958,225	446,043,343
Core Bond	23,274,242	351,379,851	59,020,918	(105,655,868)	2,760,518	2,740,221	6,108,574	12,787,323	310,245,640
Disciplined Value	18,820,560	346,957,917	55,493,682	(23,435,035)	(247,569)	12,510,449	6,423,714	—	391,279,444
Disciplined Value International	33,553,685	477,859,937	21,010,288	(75,768,938)	(10,205,590)	20,953,450	6,611,544	—	433,849,147
Diversified Macro	8,533,368	79,384,106	13,196,842	(8,741,634)	(1,203,528)	(2,678,129)	1,730,109	—	79,957,657
Diversified Real Assets	30,623,927	311,475,319	17,972,367	(19,893,105)	(5,283,444)	(23,755,966)	6,834,031	—	280,515,171
Emerging Markets Debt	23,310,302	222,136,761	25,518,031	(25,811,168)	(1,586,755)	3,288,931	9,790,398	—	223,545,800
Emerging Markets Equity	32,774,816	471,114,320	23,854,941	(123,411,704)	17,475,187	93,740,292	3,741,160	15,754,350	482,773,036
Equity Income	33,629,100	578,248,665	88,191,320	(50,907,496)	(2,249,960)	10,873,561	12,848,512	3,761,387	624,156,090
Financial Industries	7,413,385	147,882,615	18,159,254	(28,017,017)	3,277,807	(4,525,713)	2,061,064	5,444,148	136,776,946
Floating Rate Income	15,704,233	103,382,174	33,332,143	(8,579,370)	(355,360)	209,910	4,816,295	—	127,989,497
Fundamental Global Franchise	8,496,616	105,499,585	8,638,917	(13,454,502)	580,317	4,858,423	47,914	7,968,775	106,122,740
Fundamental Large Cap Core	7,715,032	402,797,240	34,332,490	(41,606,003)	5,869,348	83,959,605	2,805,170	—	485,352,680
Global Equity	14,843,116	189,749,081	5,566,485	(10,985,032)	472,983	9,641,305	1,702,975	2,748,302	194,444,822
Global Shareholder Yield	12,040,330	142,562,456	8,367,859	(12,499,785)	1,131,908	(6,035,173)	3,902,316	—	133,527,265
Global Thematic Opportunities	13,861,202	184,365,665	11,361,091	(24,256,308)	3,084,400	14,373,334	1,273,427	9,676,211	188,928,182
Health Sciences	28,936,364	98,397,142	54,016,235	(8,036,709)	506,174	27,577,887	—	10,433,506	172,460,729
High Yield	53,499,713	113,045,304	73,928,634	(8,114,863)	(1,255,419)	5,900,358	7,473,515	—	183,504,014
International Dynamic Growth	6,020,658	129,027,632	6,264,711	(67,053,668)	7,008,733	12,292,964	—	4,718,780	87,540,372
International Growth	8,518,403	348,832,305	2,194,659	(92,267,862)	16,240,427	37,796,213	958,361	—	312,795,742
International Small Company	22,790,384	261,542,497	22,835,962	(36,046,563)	41,790	19,641,231	4,133,699	3,351,475	268,014,917
International Strategic Equity Allocation	73,312,194	774,405,538	19,119,780	(80,587,777)	(1,575,519)	65,747,227	13,003,458	—	777,109,249

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   53

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Stock	18,214,362	$434,518,438	$121,631,581	$(188,490,431)	$44,178,243	$73,939,206	—	$111,616,092	$485,777,037
Mid Value	31,360,010	463,148,172	58,269,662	(46,659,751)	(1,585,232)	40,504,109	$6,257,599	11,640,060	513,676,960
Multifactor Emerging Markets ETF	6,955,203	217,611,703	5,765,926	(36,027,649)	(579,107)	16,321,055	3,600,008	—	203,091,928
Multifactor Mid Cap ETF	1,893,464	82,174,558	3,053,843	(11,976,463)	449,970	11,447,168	933,898	—	85,149,076
Multifactor Small Cap ETF	2,365,673	70,203,770	5,658,220	(11,607,712)	(29,921)	8,307,177	851,517	—	72,531,534
Science & Technology	23,914,725	104,061,221	28,805,486	(46,236,025)	(32,706)	31,540,766	222,886	22,604,990	118,138,742
Seaport Long/Short	—	25,685,653	—	(24,686,775)	3,013,686	(4,012,564)	—	—	—
Short Duration Credit Opportunities	8,943,445	115,255,654	4,659,836	(32,629,184)	(3,049,572)	3,498,459	2,783,552	—	87,735,193
Small Cap Core	15,418,177	147,117,654	54,716,288	(11,519,605)	1,227,438	46,206,519	379,297	3,100,760	237,748,294
Small Cap Growth	8,137,218	142,747,715	23,268,968	(32,090,899)	2,359,947	49,080,086	—	6,765,164	185,365,817
Small Cap Value	11,654,860	147,117,654	88,132,035	(14,508,006)	(2,959,530)	16,830,182	939,294	—	234,612,335
Strategic Income Opportunities	28,149,977	334,814,955	22,328,967	(52,794,404)	(1,353,521)	17,350,738	6,894,613	—	320,346,735
U.S. High Yield Bond	3,189,865	36,035,060	3,151,246	(3,456,099)	3,131	375,930	1,738,898	—	36,109,268
U.S. Sector Rotation	47,479,194	515,848,987	52,544,498	(98,770,409)	1,313,307	23,796,819	7,302,496	42,834,385	494,733,202
					$151,052,481	$910,506,706	$146,858,736	$431,938,509	$10,947,310,739
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	4,822,228	$90,078,229	$2,420,558	$(56,551,134)	$5,738,478	$8,706,147	—	—	$50,392,278
Asia Pacific Total Return Bond	8,234,911	92,447,021	3,922,835	(15,588,536)	(554,195)	5,910,042	$903,482	—	86,137,167
Blue Chip Growth	7,501,785	403,489,652	29,841,873	(114,980,436)	15,096,056	87,928,146	—	$19,041,961	421,375,291
Bond	53,274,208	879,670,338	133,775,831	(149,595,560)	304,069	31,384,750	29,389,059	9,370,342	895,539,428
Capital Appreciation	11,430,467	239,907,050	48,907,802	(126,339,588)	52,957,034	20,606,837	—	39,055,213	236,039,135
Capital Appreciation Value	41,102,046	450,703,376	77,661,179	(72,537,677)	2,167,104	(7,104,543)	4,829,955	68,027,864	450,889,439
Core Bond	47,636,074	698,209,736	86,538,025	(160,551,140)	4,961,176	5,831,068	12,821,294	26,172,190	634,988,865
Disciplined Value	13,064,176	247,171,514	43,658,591	(29,093,539)	1,068,155	8,799,492	4,464,412	—	271,604,213
Disciplined Value International	22,812,192	326,562,475	26,860,703	(67,321,612)	(8,905,131)	17,765,211	4,500,474	—	294,961,646
Diversified Macro	5,592,508	52,034,374	8,609,666	(5,761,279)	(760,874)	(1,720,087)	1,133,861	—	52,401,800
Diversified Real Assets	23,913,666	249,593,001	21,371,379	(28,369,720)	(5,782,970)	(17,762,512)	5,336,570	—	219,049,178
Emerging Markets Debt	40,894,753	397,765,195	30,119,053	(40,669,641)	(2,395,343)	7,361,416	15,145,644	—	392,180,680

54   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	19,177,837	$282,372,967	$23,029,106	$(90,739,208)	$13,136,125	$54,690,548	$2,185,164	$9,201,916	$282,489,538
Equity Income	23,586,467	415,628,813	71,236,643	(56,442,363)	(2,281,778)	9,623,515	9,272,832	2,638,127	437,764,830
Financial Industries	5,301,888	121,090,948	18,541,500	(41,465,863)	5,485,258	(5,832,012)	1,471,377	3,886,533	97,819,831
Floating Rate Income	28,178,309	202,062,775	46,879,024	(18,125,764)	(1,464,796)	301,977	8,952,714	—	229,653,216
Fundamental Global Franchise	9,131,091	121,446,064	11,142,495	(24,897,136)	2,346,582	4,009,318	51,500	8,565,170	114,047,323
Fundamental Large Cap Core	5,359,898	300,042,426	22,058,372	(49,740,997)	7,652,546	57,178,861	1,952,724	—	337,191,208
Global Equity	13,098,019	176,958,942	9,096,813	(23,839,021)	1,840,491	7,526,819	1,507,639	2,433,064	171,584,044
Global Shareholder Yield	10,824,649	135,254,367	10,283,753	(21,139,258)	2,585,233	(6,938,736)	3,697,251	—	120,045,359
Global Thematic Opportunities	7,268,386	99,027,218	8,148,350	(18,037,687)	2,276,287	7,653,931	676,171	5,137,925	99,068,099
Health Sciences	21,672,759	69,312,043	46,911,621	(11,068,433)	839,679	23,174,732	—	7,873,983	129,169,642
High Yield	97,105,202	216,505,641	121,250,453	(12,678,379)	(2,576,264)	10,569,392	13,974,248	—	333,070,843
International Dynamic Growth	4,975,701	88,178,107	7,390,873	(40,555,099)	4,535,984	12,796,823	—	3,993,289	72,346,688
International Growth	6,062,787	238,394,942	4,262,150	(61,605,666)	11,392,938	30,181,173	692,646	—	222,625,537
International Small Company	12,593,509	148,038,554	19,211,045	(30,322,021)	(255,334)	11,427,424	2,280,092	1,848,628	148,099,668
International Strategic Equity Allocation	46,873,944	508,290,374	26,634,815	(82,140,270)	(2,577,187)	46,656,076	8,299,129	—	496,863,808
Mid Cap Stock	11,271,745	274,928,742	83,458,597	(138,549,966)	39,015,678	41,764,392	—	68,427,504	300,617,443
Mid Value	19,661,423	296,077,107	41,395,899	(42,152,432)	(183,414)	26,916,949	3,923,254	7,297,834	322,054,109
Multi-Asset High Income	4,920,398	—	49,725,387	(431,158)	(6,433)	3,163,647	1,214,280	399,931	52,451,443
Multifactor Emerging Markets ETF	4,142,889	140,879,811	8,391,878	(36,789,131)	(1,436,852)	9,926,653	2,170,589	—	120,972,359
Multifactor Mid Cap ETF	1,533,682	68,854,088	4,872,627	(15,165,394)	647,034	9,761,325	772,995	—	68,969,680
Multifactor Small Cap ETF	1,690,743	51,842,848	6,357,838	(12,719,648)	(42,862)	6,400,004	624,476	—	51,838,180
Science & Technology	16,193,315	69,197,450	26,123,892	(39,861,328)	3,417,518	21,117,446	149,523	15,164,540	79,994,978
Seaport Long/Short	—	25,726,986	—	(24,747,240)	3,084,217	(4,063,963)	—	—	—
Short Duration Credit Opportunities	23,205,055	262,946,775	8,837,659	(49,867,710)	(4,289,958)	10,014,822	3,858,551	—	227,641,588
Small Cap Core	9,912,788	89,880,550	43,113,597	(11,355,640)	1,224,503	29,992,188	243,861	1,993,568	152,855,198

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   55

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	5,851,172	$106,799,242	$17,187,610	$(29,902,962)	$3,713,652	$35,492,159	—	$4,855,832	$133,289,701
Small Cap Value	8,657,760	111,028,915	68,007,148	(14,583,327)	(2,719,559)	12,547,541	$697,750	—	174,280,718
Strategic Income Opportunities	66,018,612	763,748,985	48,857,282	(100,528,138)	(4,618,516)	43,832,188	16,049,068	—	751,291,801
U.S. High Yield Bond	5,905,601	68,674,930	4,682,602	(7,142,289)	(68,668)	704,826	3,259,542	—	66,851,401
U.S. Sector Rotation	42,685,760	467,865,274	57,843,005	(106,692,009)	2,057,931	23,711,416	6,609,869	38,771,626	444,785,617
					$146,623,594	$702,007,401	$173,111,996	$344,157,040	$10,245,292,970
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	2,231,927	$33,981,078	$781,560	$(17,082,682)	$1,548,302	$4,095,382	—	—	$23,323,640
Alternative Risk Premia	3,051,677	30,751,459	832,573	(1,114,798)	(146,512)	(5,237,939)	—	—	25,084,783
Asia Pacific Total Return Bond	5,117,998	57,939,173	912,972	(8,684,595)	(293,980)	3,660,686	$561,514	—	53,534,256
Blue Chip Growth	1,462,910	73,507,043	8,925,387	(20,392,915)	3,396,595	16,735,568	—	$3,716,318	82,171,678
Bond	22,166,643	372,048,276	37,581,876	(50,798,394)	(43,386)	13,832,894	12,573,338	3,898,860	372,621,266
Capital Appreciation	2,092,782	43,981,240	11,766,180	(27,782,445)	8,517,978	6,732,988	—	7,138,813	43,215,941
Capital Appreciation Value	12,583,374	130,735,496	26,536,894	(19,482,045)	1,325,676	(1,076,405)	1,485,367	20,920,763	138,039,616
Core Bond	29,133,835	404,007,472	47,965,325	(69,506,471)	1,897,648	3,990,044	7,918,335	16,006,699	388,354,018
Disciplined Value	2,652,963	46,570,735	12,470,322	(7,045,851)	1,012	3,158,882	911,871	—	55,155,100
Disciplined Value International	3,727,786	54,237,247	5,831,635	(13,558,115)	(1,911,097)	3,600,607	738,122	—	48,200,277
Diversified Real Assets	5,537,457	57,469,480	7,068,736	(8,488,055)	(1,688,852)	(3,638,204)	1,237,430	—	50,723,105
Emerging Markets Debt	15,170,399	151,309,310	10,671,414	(18,348,385)	(1,112,116)	2,963,906	5,805,691	—	145,484,129
Emerging Markets Equity	2,030,429	29,819,361	3,574,862	(11,000,166)	2,302,556	5,211,609	232,396	978,641	29,908,222
Equity Income	4,756,459	79,665,591	18,039,982	(12,220,074)	(445,864)	3,240,244	1,874,684	532,006	88,279,879
Floating Rate Income	12,542,229	88,994,570	18,238,792	(4,629,421)	(510,764)	125,989	4,015,374	—	102,219,166
Fundamental Global Franchise	2,784,405	37,983,377	4,701,260	(10,177,234)	821,424	1,448,392	15,659	2,604,304	34,777,219
Fundamental Large Cap Core	1,060,294	66,504,901	6,039,616	(18,935,160)	2,146,139	10,947,587	387,301	—	66,703,083
Global Equity	3,791,553	54,249,607	4,542,154	(11,997,490)	869,119	2,005,954	438,395	707,493	49,669,344
Global Shareholder Yield	3,225,047	40,742,827	4,818,096	(8,568,499)	1,373,332	(2,599,985)	1,093,023	—	35,765,771
High Yield	35,930,753	82,474,481	40,407,236	(2,727,403)	(442,893)	3,531,063	5,310,098	—	123,242,484
Infrastructure	1,151,300	15,370,104	1,479,950	(1,681,043)	246,906	(11)	297,221	69,925	15,415,906

56   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	1,038,925	$15,061,095	$1,927,402	$(5,784,152)	$827,725	$3,073,907	—	$832,014	$15,105,977
International Growth	1,027,866	40,721,196	1,889,619	(12,290,397)	2,569,322	4,853,506	$117,959	—	37,743,246
International Small Company	2,240,139	26,265,759	4,320,674	(6,589,802)	(46,000)	2,393,399	403,637	327,256	26,344,030
International Strategic Equity Allocation	10,927,656	117,732,400	10,491,010	(23,660,588)	(246,125)	11,516,452	1,943,502	—	115,833,149
Mid Cap Stock	2,190,540	52,531,517	17,689,207	(28,173,138)	9,578,724	6,795,388	—	13,436,010	58,421,698
Mid Value	3,973,458	58,711,696	10,684,454	(10,562,910)	819,073	5,432,937	794,987	1,478,794	65,085,250
Multi-Asset High Income	4,361,113	—	44,205,414	(575,508)	7,966	2,851,592	1,084,501	354,611	46,489,464
Multifactor Emerging Markets ETF	830,834	30,067,959	3,127,448	(10,493,379)	(623,188)	2,181,513	445,548	—	24,260,353
Seaport Long/Short	—	8,343,241	4,963	(8,045,398)	1,024,081	(1,326,887)	—	—	—
Short Duration Bond	5,118,572	46,153,529	10,712,888	(5,705,217)	(130,496)	615,691	1,428,960	—	51,646,395
Short Duration Credit Opportunities	7,311,648	92,888,083	1,900,096	(24,594,793)	(2,042,774)	3,576,655	1,283,562	—	71,727,267
Small Cap Core	519,975	—	7,519,343	—	—	498,675	11,915	97,408	8,018,018
Small Cap Growth	1,496,588	23,172,579	8,241,143	(7,675,251)	1,052,002	9,301,801	—	1,241,816	34,092,274
Small Cap Value	2,079,278	26,265,759	15,564,175	(3,859,642)	(712,951)	4,598,529	167,574	—	41,855,870
Strategic Income Opportunities	22,721,248	270,321,007	7,042,991	(32,420,128)	(1,195,176)	14,819,104	5,670,051	—	258,567,798
U.S. High Yield Bond	2,214,745	26,265,759	1,431,235	(2,923,397)	(92,272)	389,592	1,254,886	—	25,070,917
U.S. Sector Rotation	8,178,339	89,516,795	14,066,123	(24,025,675)	475,354	5,185,690	1,272,131	7,461,963	85,218,287
					$29,116,488	$149,486,795	$60,775,032	$81,803,694	$2,937,368,876
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	2,376,865	$38,460,380	$1,844,542	$(21,997,127)	$2,054,450	$4,475,991	—	—	$24,838,236
Alternative Risk Premia	3,173,695	29,795,388	2,257,649	(517,204)	(56,238)	(5,391,824)	—	—	26,087,771
Asia Pacific Total Return Bond	4,354,928	47,676,369	2,822,140	(7,999,061)	(135,727)	3,188,821	$477,795	—	45,552,542
Blue Chip Growth	297,419	9,899,438	8,631,601	(5,807,170)	476,686	3,505,481	—	$760,933	16,706,036
Bond	26,801,346	413,599,650	54,772,472	(34,498,336)	(142,032)	16,798,873	14,878,234	4,699,338	450,530,627
Capital Appreciation	347,992	6,827,187	3,836,464	(5,585,163)	549,287	1,558,262	—	1,180,267	7,186,037
Capital Appreciation Value	6,567,422	63,580,560	19,038,143	(11,478,126)	768,181	135,865	772,700	10,883,156	72,044,623

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   57

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond	34,855,036	$449,252,039	$67,747,564	$(58,891,355)	$1,317,558	$5,191,828	$9,425,702	$19,061,729	$464,617,634
Disciplined Value	683,866	9,921,352	5,896,323	(2,807,016)	(21,235)	1,228,158	235,222	—	14,217,582
Disciplined Value International	772,348	9,480,350	3,343,431	(3,481,669)	(229,165)	873,511	152,109	—	9,986,458
Diversified Real Assets	4,058,805	40,107,338	10,096,778	(9,322,000)	(2,171,908)	(1,531,557)	906,303	—	37,178,651
Emerging Markets Debt	13,770,992	131,808,473	18,249,299	(20,569,119)	(1,479,652)	4,054,812	5,245,094	—	132,063,813
Emerging Markets Equity	1,062,041	14,851,038	4,031,485	(7,293,651)	891,188	3,163,800	121,555	511,881	15,643,860
Equity Income	1,103,186	15,861,767	8,248,393	(4,773,639)	(226,657)	1,365,263	430,924	123,249	20,475,127
Floating Rate Income	13,502,687	91,061,864	23,932,929	(4,979,369)	(604,942)	636,418	4,296,051	—	110,046,900
Fundamental Global Franchise	1,334,084	19,392,166	5,640,562	(9,627,619)	806,159	451,445	7,512	1,249,321	16,662,713
Fundamental Large Cap Core	168,202	10,045,309	3,411,887	(5,038,472)	333,679	1,829,175	61,487	—	10,581,578
Global Equity	1,732,818	26,412,440	6,161,819	(11,187,191)	820,043	492,809	200,054	322,852	22,699,920
Global Shareholder Yield	1,467,234	18,932,094	5,341,292	(7,411,588)	1,012,239	(1,602,413)	499,437	—	16,271,624
High Yield	37,114,739	65,795,773	60,248,117	(3,811,858)	(88,124)	5,159,645	5,122,159	—	127,303,553
Infrastructure	3,257,618	41,408,890	9,488,196	(8,323,699)	697,833	348,282	843,060	198,343	43,619,502
International Dynamic Growth	358,006	4,941,605	1,559,512	(2,679,544)	281,310	1,102,530	—	285,501	5,205,413
International Growth	383,223	13,358,783	2,204,686	(4,436,192)	561,475	2,383,189	43,945	—	14,071,941
International Strategic Equity Allocation	6,597,910	67,284,976	16,849,976	(21,485,996)	(905,925)	8,194,819	1,172,545	—	69,937,850
Mid Cap Stock	797,191	16,686,560	9,552,717	(11,021,117)	2,204,790	3,838,147	—	4,803,298	21,261,097
Mid Value	1,456,349	19,070,354	8,305,574	(6,152,877)	425,368	2,206,585	290,864	541,051	23,855,004
Multi-Asset High Income	4,711,169	—	49,128,737	(2,061,083)	70,344	3,083,063	1,180,415	382,781	50,221,061
Multifactor Emerging Markets ETF	1,138	3,842,114	777,007	(3,902,300)	(444,886)	(238,705)	8,001	—	33,230
Seaport Long/Short	—	3,814,071	142,834	(3,825,150)	469,114	(600,869)	—	—	—
Short Duration Bond	6,346,071	47,676,369	19,173,867	(3,551,561)	(57,465)	790,643	1,686,123	—	64,031,853
Short Duration Credit Opportunities	7,570,113	84,999,814	3,403,182	(16,324,505)	(1,155,134)	3,339,453	1,278,655	—	74,262,810
Small Cap Growth	661,494	7,151,383	7,759,294	(4,562,997)	503,024	4,218,125	—	544,356	15,068,829
Small Cap Value	810,947	10,729,458	10,068,857	(6,226,471)	(793,436)	2,545,948	66,266	—	16,324,356

58   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	22,010,329	$248,036,308	$7,853,084	$(19,533,555)	$(260,219)	$14,381,923	$5,431,659	—	$250,477,541
U.S. High Yield Bond	1,818,708	20,858,411	2,026,823	(2,643,738)	(67,014)	413,291	1,036,972	—	20,587,773
U.S. Sector Rotation	3,195,207	33,416,028	11,543,153	(14,228,722)	125,606	2,437,987	495,665	$2,907,432	33,294,052
					$5,528,575	$94,028,774	$56,366,508	$48,455,488	$2,342,947,597

Note 8 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2021

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

60   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended December 31, 2020.

Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:

Portfolio	Foreign sourced income	Foreign tax credit
Multimanager Lifestyle Aggressive Portfolio	$15,478,687	$2,325,107
Multimanager Lifestyle Growth Portfolio	36,177,699	5,346,257
Multimanager Lifestyle Balanced Portfolio	24,110,115	3,832,377
Multimanager Lifestyle Moderate Portfolio	5,434,580	931,179
Multimanager Lifestyle Conservative Portfolio	2,517,961	486,061

The portfolios below paid the following amounts in capital gain dividends:

Portfolio	Long term capital gains
Multimanager Lifestyle Aggressive Portfolio	$149,119,139
Multimanager Lifestyle Growth Portfolio	402,517,386
Multimanager Lifestyle Balanced Portfolio	316,490,555
Multimanager Lifestyle Moderate Portfolio	57,941,413
Multimanager Lifestyle Conservative Portfolio	9,712,681

Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.

Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   61

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the portfolios and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	196

Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	196

Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	196

Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	196

Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	196

Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	196

Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2012	196

Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018–2020); Board of Directors, National Association of Corporate Directors/New England (2015–2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014–2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

62   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates,[2] Born: 1946	2005	196

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005–2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	196

Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014–2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke,2,* Born: 1960	2020	196

Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003– retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001–2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989–2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982–1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

Gregory A. Russo, Born: 1949	2012	196

Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011–2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018) and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   63

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Andrew G. Arnott, Born: 1971	2017	196

President and Non-Independent Trustee

Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	196

Non-Independent Trustee

President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017–2019); Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years		Officer of the Trust since

Charles A. Rizzo, Born: 1957		2007

Chief Financial Officer

Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965		2009

Treasurer

Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973		2018

Secretary and Chief Legal Officer

Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

Trevor Swanberg, Born: 1979		2020

Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

[1] Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

[2] Member of the Audit Committee.

*  Appointed as Independent Trustee effective as of September 15, 2020.

[3] The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

64   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS    |    ANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke1, *

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

* Member of the Audit Committee

† Non-Independent Trustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Robert E. Sykes, CFA

Nathan W. Thooft, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	PO Box 219909	430W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

ANNUAL REPORT    |    JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS   65

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NOT PART OF THE ANNUAL REPORT

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NOT PART OF THE ANNUAL REPORT

John Hancock family of funds

U.S. EQUITY FUNDS	FIXED-INCOME FUNDS
Blue Chip Growth	Bond

Classic Value	California Tax-Free Income

Disciplined Value	Emerging Markets Debt

Disciplined Value Mid Cap	Floating Rate Income

Equity Income	Government Income

Financial Industries	High Yield

Fundamental All Cap Core	High Yield Municipal Bond

Fundamental Large Cap Core	Income

New Opportunities	Investment Grade Bond

Regional Bank	Money Market

Small Cap Core	Short Duration Bond

Small Cap Growth	Short Duration Credit Opportunities

Small Cap Value	Strategic Income Opportunities

U.S. Global Leaders Growth	Tax-Free Bond

U.S. Growth
ALTERNATIVE FUNDS

INTERNATIONAL EQUITY FUNDS	Absolute Return Currency

Disciplined Value International	Alternative Asset Allocation

Emerging Markets	Alternative Risk Premia

Emerging Markets Equity	Diversified Macro

Fundamental Global Franchise	Infrastructure

Global Equity	Multi-Asset Absolute Return

Global Shareholder Yield	Real Estate Securities

Global Thematic Opportunities	Seaport Long/Short

International Dynamic Growth

International Growth

International Small Company

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS	ENVIRONMENTAL, SOCIAL, AND

Balanced	GOVERNANCE FUNDS

Multi-Asset High Income	ESG All Cap Core

Multi-Index Lifetime Portfolios	ESG Core Bond

Multi-Index Preservation Portfolios	ESG International Equity

Multimanager Lifestyle Portfolios	ESG Large Cap Core

Multimanager Lifetime Portfolios

Retirement Income 2040	CLOSED-END FUNDS

Financial Opportunities

EXCHANGE-TRADED FUNDS	Hedged Equity & Income

John Hancock Multifactor Consumer Discretionary ETF	Income Securities Trust

John Hancock Multifactor Consumer Staples ETF	Investors Trust

John Hancock Multifactor Developed International ETF	Preferred Income

John Hancock Multifactor Emerging Markets ETF	Preferred Income II

John Hancock Multifactor Energy ETF	Preferred Income III

John Hancock Multifactor Financials ETF	Premium Dividend

John Hancock Multifactor Healthcare ETF	Tax-Advantaged Dividend Income

John Hancock Multifactor Industrials ETF	Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and

Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

Investment Management

John Hancock Investment Management Distributors LLC  ◾  Member FINRA, SIPC

200 Berkeley Street  ◾  Boston, MA 02116-5010  ◾  800-225-5291   ◾  jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of   Manulife Investment Management

MF1469864	LSA 12/20
2/2021

ITEM 2. CODE OF ETHICS.

(a)As of the end of the fiscal year, December 31, 2020, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR), that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)Not applicable

(c)Not applicable

(d)Not applicable

(e)Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

(f)(2) Not applicable

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll-free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one "audit committee financial expert" as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is "independent" as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)AUDIT FEES:

These fees represent aggregate fees billed for the last two fiscal years (the "Reporting Periods") for professional services rendered by the principal accountant for the audits of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

2020: $183,236

2019: $183,995

(b)AUDIT RELATED FEES:

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $116,000 and $116,467 for the fiscal years ended December 31, 2020 and 2019, respectively.

2020: $34,138

2019: $34,207

(c)TAX FEES:

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

2020: $3,837

2019: $3,837

(d)ALL OTHER FEES:

These fees represent other fees for John Hancock Funds II billed to the registrant or to control affiliates.

2020: $533

2019: $420

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)According to the registrant's principal accountant, for the fiscal period ended December 31, 2020, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,260,533 for the fiscal year ended December 31, 2020 and $941,359 for the fiscal year ended December 31, 2019.

(h)The Registrant's audit committee of the Board of Trustees has considered the provision of non- audit services that were rendered to the Registrant's investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PwC's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess - Chairman

Charles L. Bardelis

James M. Oates

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Included with Item 1.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference intoany filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott

_______________________

Andrew Arnott

President

Date: February 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

_______________________

Andrew Arnott

President

Date: February 11, 2021

/s/ Charles A. Rizzo

_______________________

Charles A. Rizzo

Chief Financial Officer

Date: February 11, 2021